UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

July 31, 2015

1.883104.103

SSP-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	57,000	$ 1,138,860
Cooper Tire & Rubber Co.	43,617	1,436,308
Cooper-Standard Holding, Inc. (a)(d)	10,149	652,581
Dana Holding Corp.	123,577	2,293,589
Dorman Products, Inc. (a)(d)	20,252	1,068,901
Drew Industries, Inc.	18,182	1,066,556
Federal-Mogul Corp. Class A (a)	23,440	262,528
Fox Factory Holding Corp. (a)	13,423	213,157
Gentherm, Inc. (a)	27,223	1,370,134
Horizon Global Corp. (a)	13,202	165,289
Metaldyne Performance Group, Inc.	8,377	156,985
Modine Manufacturing Co. (a)	36,456	369,299
Motorcar Parts of America, Inc. (a)	13,428	397,872
Remy International, Inc.	21,501	636,430
Standard Motor Products, Inc.	14,937	546,246
Stoneridge, Inc. (a)	21,005	255,631
Strattec Security Corp.	2,762	194,141
Superior Industries International, Inc.	17,852	302,056
Tenneco, Inc. (a)	46,519	2,317,111
Tower International, Inc. (a)	15,880	414,944
		15,258,618
Automobiles - 0.0%
Winnebago Industries, Inc.	20,125	449,391
Distributors - 0.3%
Core-Mark Holding Co., Inc.	17,346	1,102,685
Fenix Parts, Inc.	9,889	90,385
Pool Corp.	32,815	2,310,832
VOXX International Corp. (a)(d)	15,704	125,632
Weyco Group, Inc.	5,041	145,483
		3,775,017
Diversified Consumer Services - 1.1%
2U, Inc. (a)(d)	18,202	584,102
American Public Education, Inc. (a)(d)	12,937	334,680
Apollo Education Group, Inc. Class A (non-vtg.) (a)	70,847	907,550
Ascent Capital Group, Inc. (a)(d)	10,009	390,651
Bridgepoint Education, Inc. (a)	12,768	120,275
Bright Horizons Family Solutions, Inc. (a)	28,295	1,704,491
Cambium Learning Group, Inc. (a)	9,332	43,860
Capella Education Co.	9,148	471,213
Career Education Corp. (a)	52,879	168,155
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Carriage Services, Inc.	12,243	$ 294,199
Chegg, Inc. (a)(d)	57,078	474,318
Collectors Universe, Inc.	5,207	104,973
DeVry, Inc. (d)	48,281	1,466,777
Grand Canyon Education, Inc. (a)	35,549	1,543,893
Houghton Mifflin Harcourt Co. (a)	103,594	2,706,911
K12, Inc. (a)	25,140	331,597
Liberty Tax, Inc.	4,290	112,655
LifeLock, Inc. (a)(d)	71,014	562,431
Regis Corp. (a)	30,512	446,391
Sotheby's Class A (Ltd. vtg.) (d)	47,156	1,972,535
Steiner Leisure Ltd. (a)	9,674	558,190
Strayer Education, Inc. (a)	8,253	458,949
Universal Technical Institute, Inc.	15,749	100,321
Weight Watchers International, Inc. (a)(d)	20,088	80,352
		15,939,469
Hotels, Restaurants & Leisure - 3.4%
Belmond Ltd. Class A (a)	74,308	899,870
Biglari Holdings, Inc. (a)	1,237	537,860
BJ's Restaurants, Inc. (a)	16,304	840,634
Bloomin' Brands, Inc.	93,682	2,181,854
Bob Evans Farms, Inc.	17,761	886,629
Bojangles', Inc. (a)(d)	5,985	149,565
Boyd Gaming Corp. (a)	60,132	1,027,656
Bravo Brio Restaurant Group, Inc. (a)	11,307	146,878
Buffalo Wild Wings, Inc. (a)(d)	14,348	2,806,182
Caesars Acquisition Co. (a)(d)	35,201	229,159
Caesars Entertainment Corp. (a)(d)	41,976	218,695
Carrols Restaurant Group, Inc. (a)	27,360	301,507
Churchill Downs, Inc.	10,139	1,369,373
Chuy's Holdings, Inc. (a)(d)	12,331	350,324
ClubCorp Holdings, Inc.	33,360	777,955
Cracker Barrel Old Country Store, Inc. (d)	14,475	2,198,608
Dave & Buster's Entertainment, Inc.	17,275	670,270
Del Frisco's Restaurant Group, Inc. (a)	17,506	279,221
Denny's Corp. (a)	63,205	743,291
Diamond Resorts International, Inc. (a)	31,643	991,692
DineEquity, Inc.	12,789	1,330,184
El Pollo Loco Holdings, Inc. (a)(d)	10,261	192,804
Eldorado Resorts, Inc. (a)	21,466	181,388
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Empire Resorts, Inc. (a)(d)	11,695	$ 58,358
Fiesta Restaurant Group, Inc. (a)(d)	20,234	1,176,202
Habit Restaurants, Inc. Class A	8,756	260,141
International Speedway Corp. Class A	20,960	718,299
Interval Leisure Group, Inc.	29,287	624,399
Intrawest Resorts Holdings, Inc. (a)	13,012	129,730
Isle of Capri Casinos, Inc. (a)	16,536	301,617
Jack in the Box, Inc.	28,188	2,677,860
Jamba, Inc. (a)(d)	10,975	178,783
Kona Grill, Inc. (a)	6,090	115,954
Krispy Kreme Doughnuts, Inc. (a)(d)	48,715	908,048
La Quinta Holdings, Inc. (a)	71,049	1,507,660
Marcus Corp.	14,615	306,330
Marriott Vacations Worldwide Corp.	19,499	1,630,116
Monarch Casino & Resort, Inc. (a)	7,309	136,020
Morgans Hotel Group Co. (a)	21,100	126,600
Noodles & Co. (a)(d)	9,466	146,534
Papa John's International, Inc.	21,862	1,651,893
Papa Murphy's Holdings, Inc. (a)	6,599	127,361
Penn National Gaming, Inc. (a)	60,017	1,145,124
Pinnacle Entertainment, Inc. (a)	45,688	1,758,988
Popeyes Louisiana Kitchen, Inc. (a)	17,400	1,055,832
Potbelly Corp. (a)	16,664	227,297
Red Robin Gourmet Burgers, Inc. (a)	10,613	972,681
Ruby Tuesday, Inc. (a)(d)	46,275	339,659
Ruth's Hospitality Group, Inc.	26,342	461,775
Scientific Games Corp. Class A (a)(d)	38,206	576,911
SeaWorld Entertainment, Inc. (d)	51,952	900,848
Shake Shack, Inc. Class A (d)	4,301	292,683
Sonic Corp.	39,413	1,171,354
Speedway Motorsports, Inc.	8,525	178,599
Texas Roadhouse, Inc. Class A (d)	52,780	2,079,004
The Cheesecake Factory, Inc.	36,818	2,125,871
Vail Resorts, Inc.	27,446	3,010,552
Zoe's Kitchen, Inc. (a)(d)	14,451	648,127
		49,038,809
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	8,032	263,369
Beazer Homes U.S.A., Inc. (a)(d)	20,596	395,031
Cavco Industries, Inc. (a)	6,672	487,590
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Century Communities, Inc. (a)	12,014	$ 242,683
CSS Industries, Inc.	7,497	212,840
Ethan Allen Interiors, Inc. (d)	19,285	582,214
Flexsteel Industries, Inc.	4,541	181,277
Green Brick Partners, Inc. (a)	16,367	197,386
Helen of Troy Ltd. (a)	21,522	1,889,201
Hooker Furniture Corp.	8,343	208,158
Hovnanian Enterprises, Inc. Class A (a)(d)	91,485	184,800
Installed Building Products, Inc. (a)	14,911	405,132
iRobot Corp. (a)(d)	22,552	694,376
KB Home	61,654	985,231
La-Z-Boy, Inc.	38,831	986,307
LGI Homes, Inc. (a)(d)	10,335	201,946
Libbey, Inc.	16,631	618,840
Lifetime Brands, Inc.	7,782	113,150
M.D.C. Holdings, Inc. (d)	29,502	880,930
M/I Homes, Inc. (a)(d)	19,141	480,056
Meritage Homes Corp. (a)	29,852	1,346,325
NACCO Industries, Inc. Class A	3,271	166,069
New Home Co. LLC (a)	6,375	108,184
Ryland Group, Inc.	35,360	1,607,819
Skullcandy, Inc. (a)	15,876	116,054
Standard Pacific Corp. (a)(d)	110,133	990,096
Taylor Morrison Home Corp. (a)	24,567	472,915
TRI Pointe Homes, Inc. (a)	122,222	1,808,886
Universal Electronics, Inc. (a)	11,874	615,548
WCI Communities, Inc. (a)	11,811	298,110
William Lyon Homes, Inc. (a)(d)	14,692	350,551
Zagg, Inc. (a)	22,745	176,729
		18,267,803
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(d)	18,398	183,060
Blue Nile, Inc. (a)(d)	8,750	277,550
Etsy, Inc. (d)	15,187	316,497
EVINE Live, Inc. (a)	35,835	78,479
FTD Companies, Inc. (a)(d)	13,691	398,819
HSN, Inc.	24,558	1,805,259
Lands' End, Inc. (a)(d)	12,426	293,005
Liberty TripAdvisor Holdings, Inc. (a)	56,566	1,656,818
NutriSystem, Inc.	21,601	649,110
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Orbitz Worldwide, Inc. (a)(d)	84,162	$ 949,347
Overstock.com, Inc. (a)	9,321	197,232
PetMed Express, Inc. (d)	15,601	262,877
Shutterfly, Inc. (a)	28,463	1,231,025
Travelport Worldwide Ltd. (d)	80,327	1,024,169
Wayfair LLC Class A (d)	15,227	568,119
zulily, Inc. Class A (a)(d)	49,848	658,492
		10,549,858
Leisure Products - 0.3%
Arctic Cat, Inc.	10,015	286,529
Black Diamond, Inc. (a)	17,743	168,470
Callaway Golf Co.	59,591	545,854
Escalade, Inc.	7,143	123,288
JAKKS Pacific, Inc. (a)(d)	14,067	138,560
Johnson Outdoors, Inc. Class A	3,821	80,623
Malibu Boats, Inc. Class A (a)	13,529	261,245
Marine Products Corp.	8,528	53,129
Nautilus, Inc. (a)	23,448	495,456
Performance Sports Group Ltd. (a)	33,856	556,306
Smith & Wesson Holding Corp. (a)	40,757	661,079
Sturm, Ruger & Co., Inc.	14,193	851,864
		4,222,403
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	15,852	511,227
Carmike Cinemas, Inc. (a)	18,342	459,467
Central European Media Enterprises Ltd. Class A (a)(d)	52,972	127,133
Crown Media Holdings, Inc. Class A (a)	24,973	111,629
Cumulus Media, Inc. Class A (a)(d)	104,539	172,489
Daily Journal Corp. (a)(d)	787	161,178
DreamWorks Animation SKG, Inc. Class A (a)(d)	57,596	1,388,640
E.W. Scripps Co. Class A	44,982	988,255
Entercom Communications Corp. Class A (a)(d)	20,305	213,812
Entravision Communication Corp. Class A	47,545	364,670
Eros International PLC (a)	21,446	767,338
Global Eagle Entertainment, Inc. (a)(d)	34,679	430,713
Gray Television, Inc. (a)	47,520	802,613
Harte-Hanks, Inc.	35,825	168,019
Hemisphere Media Group, Inc. (a)	7,188	99,554
IMAX Corp. (a)	45,749	1,711,470
Journal Media Group, Inc.	19,119	154,673
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Loral Space & Communications Ltd. (a)	9,796	$ 620,577
Martha Stewart Living Omnimedia, Inc. Class A (a)	22,380	135,847
MDC Partners, Inc. Class A (sub. vtg.)	32,515	573,240
Media General, Inc. (a)(d)	72,104	1,144,290
Meredith Corp.	27,749	1,329,732
National CineMedia, Inc.	47,270	732,685
New Media Investment Group, Inc.	33,373	567,675
Nexstar Broadcasting Group, Inc. Class A	23,706	1,359,776
Reading International, Inc. Class A (a)	12,456	146,732
Rentrak Corp. (a)(d)	9,623	658,887
Saga Communications, Inc. Class A	2,635	106,718
Scholastic Corp.	20,070	864,816
SFX Entertainment, Inc. (a)(d)	35,690	113,494
Sinclair Broadcast Group, Inc. Class A	50,209	1,457,065
Sizmek, Inc. (a)	16,547	128,405
The New York Times Co. Class A	103,572	1,369,222
Time, Inc.	83,081	1,854,368
Townsquare Media, Inc.	4,783	62,179
Tribune Publishing Co.	19,770	294,375
World Wrestling Entertainment, Inc. Class A (d)	22,934	448,818
		22,601,781
Multiline Retail - 0.4%
Big Lots, Inc. (d)	40,862	1,764,421
Burlington Stores, Inc. (a)	57,008	3,137,720
Fred's, Inc. Class A	27,797	501,458
Tuesday Morning Corp. (a)(d)	33,051	310,018
		5,713,617
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (d)	52,308	1,050,868
America's Car Mart, Inc. (a)	6,490	300,227
American Eagle Outfitters, Inc. (d)	147,534	2,618,729
ANN, Inc. (a)	34,713	1,588,120
Asbury Automotive Group, Inc. (a)	20,614	1,820,216
Ascena Retail Group, Inc. (a)(d)	106,183	1,329,411
Barnes & Noble, Inc.	38,338	1,007,906
bebe stores, Inc.	21,338	39,262
Big 5 Sporting Goods Corp.	13,344	146,917
Boot Barn Holdings, Inc.	9,026	285,222
Build-A-Bear Workshop, Inc. (a)	10,963	191,304
Caleres, Inc.	33,347	1,101,785
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc.	107,967	$ 1,643,258
Christopher & Banks Corp. (a)	27,009	87,239
Citi Trends, Inc. (a)	11,759	279,982
Conn's, Inc. (a)(d)	20,721	715,289
Destination XL Group, Inc. (a)(d)	28,362	138,690
Express, Inc. (a)	63,511	1,209,249
Finish Line, Inc. Class A	34,632	952,034
Five Below, Inc. (a)(d)	41,220	1,519,781
Francesca's Holdings Corp. (a)	32,074	390,020
Genesco, Inc. (a)	18,100	1,170,889
Group 1 Automotive, Inc.	17,647	1,711,230
Guess?, Inc. (d)	46,919	1,027,057
Haverty Furniture Companies, Inc.	15,379	341,106
Hibbett Sports, Inc. (a)(d)	19,010	865,906
Kirkland's, Inc.	12,985	354,231
Lithia Motors, Inc. Class A (sub. vtg.)	17,227	2,061,900
Lumber Liquidators Holdings, Inc. (a)(d)	20,534	396,306
MarineMax, Inc. (a)	19,085	344,675
Mattress Firm Holding Corp. (a)(d)	15,555	962,077
Monro Muffler Brake, Inc.	23,942	1,514,332
Outerwall, Inc. (d)	13,952	988,081
Party City Holdco, Inc.	18,772	387,079
Pier 1 Imports, Inc.	68,364	807,379
Rent-A-Center, Inc.	39,843	1,067,394
Restoration Hardware Holdings, Inc. (a)(d)	25,211	2,557,908
Select Comfort Corp. (a)	39,395	1,025,846
Shoe Carnival, Inc.	11,150	315,657
Sonic Automotive, Inc. Class A (sub. vtg.)	24,587	572,631
Sportsman's Warehouse Holdings, Inc. (a)	14,147	165,378
Stage Stores, Inc. (d)	24,199	425,902
Stein Mart, Inc.	23,027	234,645
Systemax, Inc. (a)	8,556	58,352
The Buckle, Inc. (d)	21,505	951,166
The Cato Corp. Class A (sub. vtg.)	20,086	771,503
The Children's Place Retail Stores, Inc.	15,522	898,724
The Container Store Group, Inc. (a)(d)	12,430	225,977
The Men's Wearhouse, Inc.	36,528	2,174,147
The Pep Boys - Manny, Moe & Jack (a)(d)	40,581	480,885
Tile Shop Holdings, Inc. (a)(d)	20,559	293,583
Tilly's, Inc. (a)	8,109	73,386
Vitamin Shoppe, Inc. (a)(d)	22,619	831,474
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
West Marine, Inc. (a)	13,201	$ 119,865
Winmark Corp.	1,733	175,657
Zumiez, Inc. (a)(d)	16,417	428,484
		45,196,321
Textiles, Apparel & Luxury Goods - 1.1%
Cherokee, Inc.	6,574	184,532
Columbia Sportswear Co.	21,702	1,552,561
Crocs, Inc. (a)(d)	58,670	922,879
Culp, Inc.	7,883	238,461
Deckers Outdoor Corp. (a)(d)	26,156	1,906,249
G-III Apparel Group Ltd. (a)	30,155	2,178,096
Iconix Brand Group, Inc. (a)	36,290	788,582
Movado Group, Inc.	12,041	304,999
Oxford Industries, Inc.	11,097	931,371
Perry Ellis International, Inc. (a)	8,984	216,425
Quiksilver, Inc. (a)(d)	99,846	45,789
Sequential Brands Group, Inc. (a)(d)	18,824	333,750
Steven Madden Ltd. (a)	42,542	1,773,151
Superior Uniform Group, Inc.	5,377	103,400
Tumi Holdings, Inc. (a)(d)	42,669	821,378
Unifi, Inc. (a)	11,177	344,922
Vera Bradley, Inc. (a)(d)	15,705	170,556
Vince Holding Corp. (a)	11,186	109,735
Wolverine World Wide, Inc.	78,035	2,287,986
		15,214,822
TOTAL CONSUMER DISCRETIONARY		206,227,909
CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	6,876	1,516,296
Castle Brands, Inc. (a)	48,203	56,880
Coca-Cola Bottling Co. Consolidated	3,539	573,318
Craft Brew Alliance, Inc. (a)(d)	7,990	82,537
MGP Ingredients, Inc.	7,763	114,660
National Beverage Corp. (a)	8,313	197,600
		2,541,291
Food & Staples Retailing - 0.9%
Andersons, Inc.	21,681	808,701
Casey's General Stores, Inc.	29,354	3,000,419
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)(d)	14,461	$ 248,729
Fairway Group Holdings Corp. (a)(d)	14,794	44,382
Fresh Market, Inc. (a)(d)	32,771	999,516
Ingles Markets, Inc. Class A	9,957	460,810
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,480	173,275
PriceSmart, Inc. (d)	14,719	1,426,418
Smart & Final Stores, Inc.	18,214	316,924
SpartanNash Co.	28,762	926,424
SUPERVALU, Inc. (a)	196,870	1,815,141
United Natural Foods, Inc. (a)(d)	37,874	1,724,403
Village Super Market, Inc. Class A	5,824	167,032
Weis Markets, Inc.	8,105	341,788
		12,453,962
Food Products - 1.5%
Alico, Inc.	2,779	124,555
Arcadia Biosciences, Inc.	5,831	24,723
B&G Foods, Inc. Class A	43,716	1,290,933
Boulder Brands, Inc. (a)(d)	41,588	346,428
Cal-Maine Foods, Inc. (d)	23,722	1,284,784
Calavo Growers, Inc.	11,192	610,076
Darling International, Inc. (a)	125,219	1,609,064
Dean Foods Co. (d)	71,474	1,272,237
Diamond Foods, Inc. (a)	20,040	647,492
Farmer Brothers Co. (a)(d)	5,634	133,300
Fresh Del Monte Produce, Inc.	25,304	1,000,014
Freshpet, Inc. (d)	15,746	260,124
Inventure Foods, Inc. (a)	14,164	139,232
J&J Snack Foods Corp.	11,241	1,330,485
John B. Sanfilippo & Son, Inc.	6,324	328,785
Lancaster Colony Corp.	13,954	1,300,652
Landec Corp. (a)	20,158	269,109
Lifeway Foods, Inc. (a)	3,379	49,739
Limoneira Co. (d)	8,295	170,794
Omega Protein Corp. (a)	16,539	235,185
Post Holdings, Inc. (a)(d)	41,477	2,228,974
Sanderson Farms, Inc. (d)	16,988	1,223,306
Seaboard Corp. (a)	196	681,100
Seneca Foods Corp. Class A (a)	6,382	186,291
Snyders-Lance, Inc.	36,775	1,195,923
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	13,877	$ 450,586
TreeHouse Foods, Inc. (a)	32,397	2,655,258
		21,049,149
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	32,169	324,264
HRG Group, Inc. (a)	59,675	850,369
Oil-Dri Corp. of America	3,533	92,777
Orchids Paper Products Co.	7,249	182,965
WD-40 Co.	11,144	998,837
		2,449,212
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	20,234	213,266
Inter Parfums, Inc.	12,777	388,293
MediFast, Inc. (a)(d)	8,373	258,475
Natural Health Trends Corp. (d)	5,748	174,164
Nature's Sunshine Products, Inc.	8,345	104,563
Nutraceutical International Corp. (a)	6,295	152,150
Revlon, Inc. (a)	8,643	310,889
Synutra International, Inc. (a)	15,369	99,437
USANA Health Sciences, Inc. (a)	4,290	534,749
		2,235,986
Tobacco - 0.2%
Universal Corp. (d)	17,066	973,615
Vector Group Ltd.	60,768	1,538,646
		2,512,261
TOTAL CONSUMER STAPLES		43,241,861
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (d)	49,285	1,025,128
Basic Energy Services, Inc. (a)(d)	32,697	197,490
Bristow Group, Inc.	26,241	1,182,157
C&J Energy Services Ltd. (a)	42,205	407,278
Carbo Ceramics, Inc.	14,966	491,633
Era Group, Inc. (a)	15,639	264,768
Exterran Holdings, Inc.	52,220	1,294,534
Fairmount Santrol Holidings, Inc. (d)	47,916	286,538
Forum Energy Technologies, Inc. (a)	45,537	695,805
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)(d)	10,042	$ 175,132
Gulfmark Offshore, Inc. Class A (d)	19,750	186,045
Helix Energy Solutions Group, Inc. (a)	80,743	675,819
Hornbeck Offshore Services, Inc. (a)(d)	23,946	435,817
Independence Contract Drilling, Inc. (d)	11,882	87,214
ION Geophysical Corp. (a)	101,049	79,819
Key Energy Services, Inc. (a)	96,483	87,809
Matrix Service Co. (a)	20,000	387,600
McDermott International, Inc. (a)(d)	179,404	789,378
Natural Gas Services Group, Inc. (a)	9,895	199,087
Newpark Resources, Inc. (a)	63,124	456,387
Nordic American Offshore Ltd. (d)	13,571	96,761
North Atlantic Drilling Ltd. (d)	53,627	50,436
Oil States International, Inc. (a)	38,857	1,169,984
Parker Drilling Co. (a)(d)	92,232	234,269
PHI, Inc. (non-vtg.) (a)	9,596	266,097
Pioneer Energy Services Corp. (a)	47,399	173,480
RigNet, Inc. (a)(d)	9,113	236,300
SEACOR Holdings, Inc. (a)(d)	14,007	884,822
Seventy Seven Energy, Inc. (a)(d)	40,879	127,542
Tesco Corp.	29,495	283,152
TETRA Technologies, Inc. (a)	59,830	284,791
Tidewater, Inc. (d)	35,945	702,006
U.S. Silica Holdings, Inc. (d)	40,711	916,812
Unit Corp. (a)	37,809	745,972
		15,577,862
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	68,924	129,577
Adams Resources & Energy, Inc.	1,558	74,426
Alon U.S.A. Energy, Inc.	23,384	435,176
Approach Resources, Inc. (a)(d)	28,512	110,912
Ardmore Shipping Corp.	13,587	178,533
Bill Barrett Corp. (a)(d)	37,311	211,926
Bonanza Creek Energy, Inc. (a)	37,281	291,165
Callon Petroleum Co. (a)	48,957	320,179
Carrizo Oil & Gas, Inc. (a)	38,716	1,476,241
Clayton Williams Energy, Inc. (a)(d)	4,361	175,661
Clean Energy Fuels Corp. (a)(d)	52,714	303,633
Cloud Peak Energy, Inc. (a)(d)	44,316	140,925
Contango Oil & Gas Co. (a)	12,633	115,971
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek U.S. Holdings, Inc.	43,502	$ 1,551,716
DHT Holdings, Inc.	69,920	555,864
Dorian Lpg Ltd. (a)	18,786	295,504
Earthstone Energy, Inc. (a)	878	14,320
Eclipse Resources Corp. (a)(d)	36,943	142,231
Energy Fuels, Inc. (a)	33,909	130,414
Energy XXI (Bermuda) Ltd. (d)	69,509	123,031
Erin Energy Corp. (a)(d)	10,037	41,453
Evolution Petroleum Corp.	17,703	92,410
EXCO Resources, Inc. (d)	114,505	66,321
Frontline Ltd. (NY Shares) (a)(d)	82,389	254,582
GasLog Ltd. (d)	31,288	485,590
Gastar Exploration, Inc. (a)	58,671	99,741
Green Plains, Inc.	28,959	650,130
Halcon Resources Corp. (a)(d)	274,738	302,212
Hallador Energy Co.	7,882	55,489
Isramco, Inc. (a)	639	87,613
Jones Energy, Inc. (a)	22,370	157,485
Magnum Hunter Resources Corp. (a)(d)	157,581	151,215
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	0
Matador Resources Co. (a)(d)	54,983	1,211,275
Navios Maritime Acquisition Corp.	62,622	247,983
Nordic American Tanker Shipping Ltd. (d)	67,600	1,015,352
Northern Oil & Gas, Inc. (a)(d)	47,182	224,586
Oasis Petroleum, Inc. (a)(d)	104,608	1,007,375
Pacific Ethanol, Inc. (a)(d)	18,978	140,058
Panhandle Royalty Co. Class A	12,583	224,229
Par Petroleum Corp. (a)	12,248	220,586
Parsley Energy, Inc. Class A (a)(d)	63,820	922,837
PDC Energy, Inc. (a)(d)	30,096	1,413,007
Peabody Energy Corp. (d)	207,776	249,331
Penn Virginia Corp. (a)(d)	54,574	73,129
Renewable Energy Group, Inc. (a)	33,011	336,712
Rex American Resources Corp. (a)(d)	4,979	257,116
Rex Energy Corp. (a)(d)	35,728	80,031
Ring Energy, Inc. (a)(d)	16,152	131,962
RSP Permian, Inc. (a)(d)	41,802	1,036,690
Sanchez Energy Corp. (a)(d)	39,732	291,236
SandRidge Energy, Inc. (a)(d)	327,964	169,557
Scorpio Tankers, Inc.	135,475	1,455,002
SemGroup Corp. Class A	33,308	2,367,866
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ship Finance International Ltd. (NY Shares) (d)	44,367	$ 742,260
Solazyme, Inc. (a)(d)	58,157	136,087
Stone Energy Corp. (a)	43,504	251,888
Synergy Resources Corp. (a)(d)	77,887	757,841
Teekay Tankers Ltd.	63,264	453,603
TransAtlantic Petroleum Ltd. (a)	18,390	60,319
Triangle Petroleum Corp. (a)(d)	36,074	133,835
Ultra Petroleum Corp. (a)(d)	115,224	896,443
Uranium Energy Corp. (a)	66,817	89,535
W&T Offshore, Inc. (d)	25,143	94,789
Western Refining, Inc.	53,840	2,377,574
Westmoreland Coal Co. (a)(d)	13,723	213,942
		28,505,682
TOTAL ENERGY		44,083,544
FINANCIALS - 24.3%
Banks - 8.4%
1st Source Corp.	11,026	374,774
Access National Corp.	5,237	101,650
American National Bankshares, Inc.	6,192	146,627
Ameris Bancorp	24,524	662,393
Ames National Corp.	6,959	168,686
Arrow Financial Corp.	8,042	221,477
Banc of California, Inc.	27,197	329,900
BancFirst Corp.	5,499	349,791
Banco Latinoamericano de Comercio Exterior SA Series E	22,894	630,043
Bancorp, Inc., Delaware (a)	26,353	220,048
BancorpSouth, Inc.	72,897	1,842,107
Bank of Marin Bancorp	4,594	223,590
Bank of the Ozarks, Inc.	58,917	2,599,418
Banner Corp.	15,840	754,934
Bar Harbor Bankshares	4,315	148,005
BBCN Bancorp, Inc.	61,024	936,718
Berkshire Hills Bancorp, Inc.	22,042	641,422
Blue Hills Bancorp, Inc.	21,059	304,092
BNC Bancorp	21,193	477,266
Boston Private Financial Holdings, Inc.	63,233	795,471
Bridge Bancorp, Inc.	9,415	243,472
Bryn Mawr Bank Corp.	13,667	394,156
BSB Bancorp, Inc. (a)	5,771	120,845
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
C1 Financial, Inc.	4,278	$ 82,352
Camden National Corp.	5,930	238,742
Capital Bank Financial Corp. Series A (a)	16,909	506,763
Capital City Bank Group, Inc.	7,888	121,791
Cardinal Financial Corp.	24,168	564,564
Cascade Bancorp (a)	22,535	116,281
Cathay General Bancorp	60,348	1,937,774
Centerstate Banks of Florida, Inc.	34,444	480,149
Central Pacific Financial Corp.	17,225	401,170
Century Bancorp, Inc. Class A (non-vtg.)	2,586	107,707
Chemical Financial Corp.	25,784	849,583
Citizens & Northern Corp.	8,738	172,488
City Holding Co. (d)	11,480	553,566
CNB Financial Corp., Pennsylvania	10,458	181,760
CoBiz, Inc.	29,079	371,920
Columbia Banking Systems, Inc.	43,918	1,440,071
Community Bank System, Inc.	31,230	1,193,923
Community Trust Bancorp, Inc.	11,807	413,363
CommunityOne Bancorp (a)	8,777	96,284
ConnectOne Bancorp, Inc.	23,060	492,562
CU Bancorp (a)	12,690	281,591
Customers Bancorp, Inc.	20,380	512,557
CVB Financial Corp.	81,378	1,441,204
Eagle Bancorp, Inc. (a)	22,616	1,004,150
Enterprise Bancorp, Inc.	5,542	121,758
Enterprise Financial Services Corp.	14,566	351,478
Farmers Capital Bank Corp. (a)	5,420	138,644
FCB Financial Holdings, Inc. Class A	21,210	736,623
Fidelity Southern Corp.	13,007	252,856
Financial Institutions, Inc.	10,378	254,676
First Bancorp, North Carolina	14,527	247,976
First Bancorp, Puerto Rico (a)	86,913	374,595
First Busey Corp.	53,772	342,528
First Business Finance Services, Inc.	3,495	152,906
First Citizen Bancshares, Inc. Class A	5,837	1,496,257
First Commonwealth Financial Corp.	66,796	614,523
First Community Bancshares, Inc.	14,373	255,696
First Connecticut Bancorp, Inc.	11,977	193,069
First Financial Bancorp, Ohio	46,269	879,574
First Financial Bankshares, Inc. (d)	48,513	1,648,472
First Financial Corp., Indiana	8,409	279,011
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Interstate Bancsystem, Inc.	14,893	$ 412,983
First Merchants Corp.	29,006	755,026
First Midwest Bancorp, Inc., Delaware	60,530	1,136,148
First NBC Bank Holding Co. (a)	11,484	438,689
First of Long Island Corp.	9,494	258,617
FirstMerit Corp.	125,235	2,346,904
Flushing Financial Corp.	22,116	459,128
FNB Corp., Pennsylvania	131,499	1,813,371
Franklin Financial Network, Inc.	3,933	99,269
Fulton Financial Corp.	132,963	1,723,200
German American Bancorp, Inc.	9,915	288,626
Glacier Bancorp, Inc.	56,944	1,600,126
Great Southern Bancorp, Inc.	7,990	331,585
Great Western Bancorp, Inc.	31,467	826,323
Green Bancorp, Inc.	7,347	100,433
Guaranty Bancorp	10,896	174,663
Hampton Roads Bankshares, Inc. (a)	24,860	52,206
Hancock Holding Co.	58,728	1,716,032
Hanmi Financial Corp.	23,992	607,238
Heartland Financial U.S.A., Inc.	13,385	504,347
Heritage Commerce Corp.	15,208	168,657
Heritage Financial Corp., Washington	22,925	405,773
Heritage Oaks Bancorp	16,685	132,813
Hilltop Holdings, Inc. (a)	57,386	1,207,975
Home Bancshares, Inc.	43,189	1,719,786
HomeTrust Bancshares, Inc. (a)	15,464	265,053
Horizon Bancorp Industries	6,855	166,302
IBERIABANK Corp.	28,873	1,863,752
Independent Bank Corp.	16,665	237,643
Independent Bank Corp., Massachusetts	19,933	963,960
Independent Bank Group, Inc.	7,358	327,284
International Bancshares Corp.	41,639	1,121,338
Investors Bancorp, Inc.	260,169	3,168,858
Lakeland Bancorp, Inc.	28,296	319,745
Lakeland Financial Corp.	12,407	527,794
LegacyTexas Financial Group, Inc.	36,228	1,100,969
MainSource Financial Group, Inc.	16,486	360,879
MB Financial, Inc.	56,814	1,937,357
Mercantile Bank Corp.	13,129	270,457
Merchants Bancshares, Inc.	3,997	126,305
Metro Bancorp, Inc.	9,105	222,799
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
MidWestOne Financial Group, Inc.	5,718	$ 185,206
National Bank Holdings Corp.	28,449	615,636
National Bankshares, Inc. (d)	5,178	157,670
National Commerce Corp. (d)	4,366	114,826
National Penn Bancshares, Inc.	105,799	1,134,165
NBT Bancorp, Inc.	32,994	891,828
NewBridge Bancorp	27,570	242,892
OFG Bancorp (d)	33,072	266,560
Old National Bancorp, Indiana	89,198	1,283,559
Old Second Bancorp, Inc. (a)	23,721	154,424
Opus Bank	7,977	312,300
Pacific Continental Corp.	14,109	187,368
Pacific Premier Bancorp, Inc. (a)	16,273	309,350
Palmetto Bancshares, Inc.	3,351	66,316
Park National Corp. (d)	9,803	858,743
Park Sterling Corp.	35,982	260,510
Peapack-Gladstone Financial Corp.	11,836	262,759
Penns Woods Bancorp, Inc.	3,481	149,474
Peoples Bancorp, Inc.	13,888	292,204
Peoples Financial Services Corp. (d)	5,766	226,488
Pinnacle Financial Partners, Inc.	27,080	1,437,677
Preferred Bank, Los Angeles	8,695	274,066
PrivateBancorp, Inc.	59,323	2,452,413
Prosperity Bancshares, Inc.	53,020	2,894,362
QCR Holdings, Inc.	9,161	197,511
Renasant Corp.	30,746	988,484
Republic Bancorp, Inc., Kentucky Class A	7,451	187,393
S&T Bancorp, Inc.	26,507	819,596
Sandy Spring Bancorp, Inc.	18,766	513,062
Seacoast Banking Corp., Florida (a)	18,658	278,937
ServisFirst Bancshares, Inc.	16,774	651,502
Sierra Bancorp	9,060	150,396
Simmons First National Corp. Class A	22,511	1,023,125
South State Corp.	18,265	1,419,556
Southside Bancshares, Inc.	19,401	530,035
Southwest Bancorp, Inc., Oklahoma	14,714	257,936
Square 1 Financial, Inc. Class A (a)	12,567	338,932
State Bank Financial Corp.	26,717	541,019
Sterling Bancorp	90,341	1,345,177
Stock Yards Bancorp, Inc.	11,363	418,840
Stonegate Bank	8,421	259,114
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Suffolk Bancorp	8,979	$ 258,775
Sun Bancorp, Inc. (a)	6,822	142,512
Talmer Bancorp, Inc. Class A	41,076	669,539
Texas Capital Bancshares, Inc. (a)	34,715	2,046,102
The First Bancorp, Inc.	8,286	157,517
Tompkins Financial Corp. (d)	11,335	612,657
TowneBank	34,089	601,671
Trico Bancshares	18,236	452,070
TriState Capital Holdings, Inc. (a)	16,821	212,449
Triumph Bancorp, Inc.	10,693	150,344
Trustmark Corp.	51,279	1,232,747
UMB Financial Corp. (d)	29,647	1,625,249
Umpqua Holdings Corp.	165,475	2,935,527
Union Bankshares Corp.	34,363	848,079
United Bankshares, Inc., West Virginia (d)	52,211	2,116,112
United Community Bank, Inc.	37,961	792,246
Univest Corp. of Pennsylvania	15,076	300,465
Valley National Bancorp	175,204	1,738,024
Washington Trust Bancorp, Inc.	11,133	442,759
Webster Financial Corp.	68,494	2,647,978
WesBanco, Inc.	29,470	978,993
West Bancorp., Inc.	11,894	232,290
Westamerica Bancorp.	19,704	965,102
Western Alliance Bancorp. (a)	64,754	2,190,628
Wilshire Bancorp, Inc.	52,952	615,302
Wintrust Financial Corp.	35,801	1,930,390
Yadkin Financial Corp.	18,947	406,603
		119,103,796
Capital Markets - 1.5%
Arlington Asset Investment Corp. (d)	16,971	324,146
Ashford, Inc. (a)	776	46,273
BGC Partners, Inc. Class A	137,975	1,359,054
Calamos Asset Management, Inc. Class A	14,484	173,953
CIFI Corp.	4,076	31,059
Cohen & Steers, Inc.	15,156	468,472
Cowen Group, Inc. Class A (a)(d)	84,920	479,798
Diamond Hill Investment Group, Inc.	2,232	429,638
Evercore Partners, Inc. Class A	26,219	1,541,677
Fifth Street Asset Management, Inc. Class A (d)	4,149	38,088
Financial Engines, Inc. (d)	39,190	1,797,253
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GAMCO Investors, Inc. Class A	4,778	$ 328,057
Greenhill & Co., Inc. (d)	22,024	866,204
HFF, Inc.	28,691	1,315,195
INTL FCStone, Inc. (a)	11,391	332,162
Investment Technology Group, Inc.	25,988	528,856
Janus Capital Group, Inc.	111,118	1,820,113
KCG Holdings, Inc. Class A (a)	27,016	286,910
Ladenburg Thalmann Financial Services, Inc. (a)(d)	80,335	244,218
Medley Management, Inc.	4,377	39,874
Moelis & Co. Class A	13,194	394,764
OM Asset Management Ltd.	18,436	325,764
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,121	184,347
Piper Jaffray Companies (a)	11,970	536,855
Pzena Investment Management, Inc.	8,952	93,101
RCS Capital Corp. Class A (d)	38,107	222,164
Safeguard Scientifics, Inc. (a)(d)	15,399	282,726
Stifel Financial Corp. (a)	51,293	2,818,550
Virtu Financial, Inc. Class A	14,160	332,760
Virtus Investment Partners, Inc.	5,203	628,835
Walter Investment Management Corp. (a)(d)	28,635	624,243
Westwood Holdings Group, Inc.	5,717	343,477
WisdomTree Investments, Inc. (d)	86,332	2,149,667
Zais Group Holdings, Inc. (a)	2,652	28,933
		21,417,186
Consumer Finance - 0.5%
Cash America International, Inc.	20,785	576,368
Encore Capital Group, Inc. (a)(d)	19,786	850,996
Enova International, Inc. (a)(d)	19,588	354,151
EZCORP, Inc. (non-vtg.) Class A (a)(d)	39,224	278,098
First Cash Financial Services, Inc. (a)	21,256	864,482
Green Dot Corp. Class A (a)	34,733	719,668
J.G. Wentworth Co. (a)(d)	10,324	85,070
Nelnet, Inc. Class A	18,065	711,580
PRA Group, Inc. (a)(d)	36,518	2,320,719
Regional Management Corp. (a)	7,928	153,169
World Acceptance Corp. (a)(d)	5,622	305,949
		7,220,250
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	24,973	174,312
MarketAxess Holdings, Inc.	28,177	2,755,711
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Marlin Business Services Corp.	6,167	$ 97,994
NewStar Financial, Inc. (a)	18,570	214,855
On Deck Capital, Inc. (d)	8,471	113,257
PHH Corp. (a)	37,326	931,657
PICO Holdings, Inc. (a)	17,782	219,252
Resource America, Inc. Class A	11,593	93,671
Tiptree Financial, Inc.	21,513	126,712
		4,727,421
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	34,193	548,456
American Equity Investment Life Holding Co.	58,014	1,713,734
Amerisafe, Inc.	14,227	712,061
Argo Group International Holdings, Ltd.	21,097	1,189,449
Atlas Financial Holdings, Inc. (a)	7,467	137,841
Baldwin & Lyons, Inc. Class B	7,651	178,421
Citizens, Inc. Class A (a)(d)	37,228	252,034
CNO Financial Group, Inc.	148,885	2,656,108
Crawford & Co. Class B	20,397	141,147
Donegal Group, Inc. Class A	6,021	89,532
eHealth, Inc. (a)(d)	13,632	221,793
EMC Insurance Group	5,642	136,085
Employers Holdings, Inc.	23,983	575,592
Enstar Group Ltd. (a)	6,866	1,098,491
FBL Financial Group, Inc. Class A	7,350	419,024
Federated National Holding Co.	10,738	253,309
Fidelity & Guaranty Life	8,554	222,661
First American Financial Corp.	81,774	3,318,389
FNFV Group (a)	60,496	880,822
Global Indemnity PLC (a)	6,272	173,421
Greenlight Capital Re, Ltd. (a)	21,611	601,218
Hallmark Financial Services, Inc. (a)	10,785	115,184
HCI Group, Inc. (d)	6,338	284,449
Heritage Insurance Holdings, Inc. (a)	18,703	462,338
Horace Mann Educators Corp.	31,120	1,096,669
Independence Holding Co.	5,497	71,901
Infinity Property & Casualty Corp.	8,553	662,943
James River Group Holdings Ltd.	8,274	227,121
Kansas City Life Insurance Co.	2,718	127,991
Kemper Corp.	33,222	1,286,356
Maiden Holdings Ltd.	38,468	636,261
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MBIA, Inc. (a)	118,440	$ 704,718
National General Holdings Corp.	26,974	617,435
National Interstate Corp.	5,122	129,382
National Western Life Insurance Co. Class A	1,728	416,431
Navigators Group, Inc. (a)	7,962	622,469
OneBeacon Insurance Group Ltd.	17,570	254,765
Patriot National, Inc.	6,181	114,967
Primerica, Inc. (d)	38,893	1,759,130
RLI Corp.	32,635	1,802,431
Safety Insurance Group, Inc.	11,289	654,649
Selective Insurance Group, Inc.	42,904	1,321,872
State Auto Financial Corp.	11,283	273,049
State National Companies, Inc.	23,950	260,097
Stewart Information Services Corp.	17,508	719,929
Symetra Financial Corp.	56,782	1,421,821
Third Point Reinsurance Ltd. (a)	64,532	958,946
United Fire Group, Inc.	15,336	530,012
United Insurance Holdings Corp.	13,079	210,049
Universal Insurance Holdings, Inc.	24,145	662,056
		33,925,009
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	52,004	1,663,088
AG Mortgage Investment Trust, Inc.	21,180	385,476
Agree Realty Corp.	13,234	410,122
Alexanders, Inc.	1,566	634,966
Altisource Residential Corp. Class B	43,537	716,619
American Assets Trust, Inc.	28,538	1,187,752
American Capital Mortgage Investment Corp.	38,410	619,937
American Residential Properties, Inc. (d)	25,026	462,981
Anworth Mortgage Asset Corp.	78,056	390,280
Apollo Commercial Real Estate Finance, Inc.	43,666	737,082
Apollo Residential Mortgage, Inc.	24,088	348,794
Ares Commercial Real Estate Corp.	20,296	252,685
Armada Hoffler Properties, Inc.	20,219	207,245
Armour Residential REIT, Inc.	268,610	762,852
Ashford Hospitality Prime, Inc.	21,219	308,949
Ashford Hospitality Trust, Inc.	62,697	547,972
Associated Estates Realty Corp.	43,172	1,241,195
Bluerock Residental Growth (REIT), Inc.	13,655	174,784
Campus Crest Communities, Inc.	47,934	273,224
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Capstead Mortgage Corp. (d)	70,896	$ 784,819
CareTrust (REIT), Inc.	23,735	308,080
CatchMark Timber Trust, Inc.	29,828	318,563
Cedar Shopping Centers, Inc.	62,734	420,318
Chambers Street Properties	179,289	1,330,324
Chatham Lodging Trust	28,676	774,826
Chesapeake Lodging Trust	44,927	1,440,809
Colony Financial, Inc.	84,322	1,915,796
CorEnergy Infrastructure Trust, Inc.	36,534	227,241
Coresite Realty Corp.	18,327	920,015
Cousins Properties, Inc.	163,043	1,692,386
CubeSmart	125,360	3,279,418
CyrusOne, Inc.	50,016	1,537,492
CYS Investments, Inc. (d)	119,526	927,522
DCT Industrial Trust, Inc.	67,014	2,329,407
DiamondRock Hospitality Co.	151,630	1,912,054
DuPont Fabros Technology, Inc.	47,808	1,441,411
Dynex Capital, Inc.	40,531	298,713
Easterly Government Properties, Inc.	10,126	159,991
EastGroup Properties, Inc.	24,334	1,464,907
Education Realty Trust, Inc.	36,717	1,161,726
EPR Properties	43,138	2,464,043
Equity One, Inc.	55,233	1,417,831
FelCor Lodging Trust, Inc.	109,354	1,023,553
First Industrial Realty Trust, Inc.	83,721	1,753,118
First Potomac Realty Trust	44,859	509,150
Franklin Street Properties Corp.	69,691	820,263
Getty Realty Corp.	19,658	326,716
Gladstone Commercial Corp.	15,931	255,215
Government Properties Income Trust (d)	53,757	928,383
Gramercy Property Trust, Inc.	43,560	1,065,478
Great Ajax Corp.	3,090	43,384
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,358	488,865
Hatteras Financial Corp.	72,147	1,173,110
Healthcare Realty Trust, Inc.	76,028	1,827,713
Hersha Hospitality Trust	36,921	1,001,298
Highwoods Properties, Inc. (SBI)	70,715	2,993,366
Hudson Pacific Properties, Inc.	56,259	1,731,652
Independence Realty Trust, Inc.	19,676	160,753
InfraReit, Inc.	16,351	548,249
Inland Real Estate Corp.	66,356	651,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Invesco Mortgage Capital, Inc.	92,759	$ 1,336,657
Investors Real Estate Trust	92,175	664,582
iStar Financial, Inc. (a)	64,966	851,055
Kite Realty Group Trust	63,256	1,669,958
LaSalle Hotel Properties (SBI)	85,252	2,836,334
Lexington Corporate Properties Trust	156,763	1,348,162
LTC Properties, Inc.	26,713	1,171,899
Mack-Cali Realty Corp.	67,275	1,402,011
Medical Properties Trust, Inc.	157,216	2,149,143
Monmouth Real Estate Investment Corp. Class A	44,919	450,088
Monogram Residential Trust, Inc. (d)	125,802	1,174,991
National Health Investors, Inc.	28,284	1,845,531
National Storage Affiliates Trust	17,803	210,609
New Residential Investment Corp.	173,638	2,724,380
New Senior Investment Group, Inc.	64,832	838,926
New York (REIT), Inc.	122,332	1,267,360
New York Mortgage Trust, Inc. (d)	81,922	612,777
NexPoint Residential Trust, Inc.	14,849	192,592
One Liberty Properties, Inc.	9,167	207,174
Orchid Island Capital, Inc. (d)	13,189	113,689
Parkway Properties, Inc.	63,747	1,143,621
Pebblebrook Hotel Trust	54,359	2,212,411
Pennsylvania Real Estate Investment Trust (SBI)	52,537	1,151,611
PennyMac Mortgage Investment Trust	56,093	996,212
Physicians Realty Trust	53,155	852,606
Potlatch Corp.	30,985	1,084,785
Preferred Apartment Communities, Inc. Class A	17,245	195,386
PS Business Parks, Inc.	14,962	1,151,924
QTS Realty Trust, Inc. Class A	20,945	869,218
RAIT Financial Trust	62,758	328,852
Ramco-Gershenson Properties Trust (SBI)	60,674	1,027,818
Redwood Trust, Inc.	64,423	998,557
Resource Capital Corp.	101,147	362,106
Retail Opportunity Investments Corp.	71,514	1,226,465
Rexford Industrial Realty, Inc.	42,251	615,597
RLJ Lodging Trust	99,582	2,970,531
Rouse Properties, Inc.	27,440	482,944
Ryman Hospitality Properties, Inc.	32,854	1,878,592
Sabra Health Care REIT, Inc.	48,842	1,335,829
Saul Centers, Inc.	7,189	372,965
Select Income REIT	47,229	947,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Silver Bay Realty Trust Corp.	27,147	$ 440,053
Sovran Self Storage, Inc.	26,740	2,545,915
Stag Industrial, Inc.	50,107	984,101
Starwood Waypoint Residential	28,652	701,401
Store Capital Corp.	25,181	528,801
Strategic Hotel & Resorts, Inc. (a)	208,223	2,846,408
Summit Hotel Properties, Inc.	66,344	904,269
Sun Communities, Inc.	35,182	2,445,501
Sunstone Hotel Investors, Inc.	157,860	2,221,090
Terreno Realty Corp.	32,957	691,108
The GEO Group, Inc.	56,486	2,132,347
Trade Street Residential, Inc. (d)	13,577	95,175
UMH Properties, Inc.	17,410	167,136
United Development Funding IV (d)	23,088	418,816
Universal Health Realty Income Trust (SBI)	9,537	467,027
Urban Edge Properties	67,141	1,441,517
Urstadt Biddle Properties, Inc. Class A	20,651	394,434
Washington REIT (SBI) (d)	51,365	1,378,637
Western Asset Mortgage Capital Corp. (d)	31,363	435,005
Whitestone REIT Class B	17,940	231,964
Xenia Hotels & Resorts, Inc. (d)	84,510	1,751,892
		125,652,008
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	36,839	1,390,672
Altisource Asset Management Corp. (a)(d)	656	86,966
Altisource Portfolio Solutions SA (a)(d)	10,685	348,972
AV Homes, Inc. (a)	8,958	132,310
Consolidated-Tomoka Land Co. (d)	3,387	196,209
Forestar Group, Inc. (a)(d)	25,577	327,386
FRP Holdings, Inc. (a)	4,955	146,222
Kennedy-Wilson Holdings, Inc.	70,387	1,782,199
Marcus & Millichap, Inc. (a)	10,147	519,932
RE/MAX Holdings, Inc.	8,853	334,820
Tejon Ranch Co. (a)(d)	10,153	251,997
The St. Joe Co. (a)	51,243	832,699
		6,350,384
Thrifts & Mortgage Finance - 2.0%
Anchor BanCorp Wisconsin, Inc.	5,953	220,321
Astoria Financial Corp.	68,556	1,036,567
Bank Mutual Corp.	36,187	263,079
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	13,461	$ 162,743
BBX Capital Corp. (a)	1,886	30,119
Bear State Financial, Inc. (d)	9,583	87,684
Beneficial Bancorp, Inc. (a)	62,316	801,384
BofI Holding, Inc. (a)(d)	11,553	1,419,286
Brookline Bancorp, Inc., Delaware	53,596	604,027
Capitol Federal Financial, Inc.	104,738	1,258,951
Charter Financial Corp.	12,478	151,483
Clifton Bancorp, Inc.	20,754	282,254
Dime Community Bancshares, Inc.	23,644	401,948
Essent Group Ltd. (a)	41,738	1,221,671
EverBank Financial Corp.	72,777	1,451,173
Farmer Mac Class C (non-vtg.)	7,872	210,576
First Defiance Financial Corp.	7,134	274,302
Flagstar Bancorp, Inc. (a)	15,866	322,080
Fox Chase Bancorp, Inc.	9,258	158,034
Hingham Institution for Savings	947	114,596
HomeStreet, Inc. (a)(d)	16,590	375,100
Impac Mortgage Holdings, Inc. (a)(d)	6,281	137,365
Kearny Financial Corp. (a)	70,370	784,626
Ladder Capital Corp. Class A	29,682	466,304
Lendingtree, Inc. (a)(d)	4,312	357,551
Meridian Bancorp, Inc. (a)	42,083	548,762
Meta Financial Group, Inc.	5,324	269,181
MGIC Investment Corp. (a)(d)	255,861	2,832,381
Nationstar Mortgage Holdings, Inc. (a)(d)	29,732	551,529
NMI Holdings, Inc. (a)	36,961	295,688
Northfield Bancorp, Inc.	35,284	531,377
Northwest Bancshares, Inc.	71,218	903,756
OceanFirst Financial Corp.	9,721	170,409
Ocwen Financial Corp. (a)(d)	81,336	685,662
Oritani Financial Corp.	33,095	519,922
PennyMac Financial Services, Inc. (a)	10,560	192,509
Provident Financial Services, Inc.	50,243	985,768
Radian Group, Inc.	143,892	2,656,246
Stonegate Mortgage Corp. (a)	10,773	103,098
Territorial Bancorp, Inc.	6,199	156,897
Trustco Bank Corp., New York	72,550	451,987
United Community Financial Corp.	38,451	198,407
United Financial Bancorp, Inc. New	36,865	497,309
Walker & Dunlop, Inc. (a)	19,763	473,324
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	71,795	$ 1,671,388
Waterstone Financial, Inc.	22,182	286,370
WSFS Financial Corp.	21,213	609,025
		28,184,219
TOTAL FINANCIALS		346,580,273
HEALTH CARE - 16.7%
Biotechnology - 7.1%
Abeona Therapeutics, Inc. (a)	7,447	48,033
ACADIA Pharmaceuticals, Inc. (a)(d)	60,225	2,939,582
Acceleron Pharma, Inc. (a)(d)	16,387	469,324
Achillion Pharmaceuticals, Inc. (a)(d)	89,187	759,873
Acorda Therapeutics, Inc. (a)(d)	32,499	1,116,666
Adamas Pharmaceuticals, Inc. (a)	7,944	196,693
Aduro Biotech, Inc. (d)	6,440	168,857
Advaxis, Inc. (a)(d)	22,607	376,633
Aegerion Pharmaceuticals, Inc. (a)(d)	18,969	362,877
Affimed NV	11,635	190,930
Agenus, Inc. (a)	57,025	486,994
Akebia Therapeutics, Inc. (a)	18,673	175,526
Alder Biopharmaceuticals, Inc. (a)	17,791	825,858
AMAG Pharmaceuticals, Inc. (a)(d)	23,084	1,475,068
Amicus Therapeutics, Inc. (a)	88,049	1,513,562
Anacor Pharmaceuticals, Inc. (a)	30,960	4,618,891
Anthera Pharmaceuticals, Inc. (a)	27,134	296,032
Applied Genetic Technologies Corp. (a)	6,346	117,147
Ardelyx, Inc. (a)	12,716	250,760
Arena Pharmaceuticals, Inc. (a)	184,638	745,938
ARIAD Pharmaceuticals, Inc. (a)	125,559	1,024,561
Array BioPharma, Inc. (a)(d)	107,484	624,482
Arrowhead Research Corp. (a)(d)	44,728	276,419
Asterias Biotherapeutics, Inc. (a)(d)	7,549	37,141
Atara Biotherapeutics, Inc. (d)	12,818	719,603
aTyr Pharma, Inc. (a)(d)	4,387	82,256
Avalanche Biotechnologies, Inc. (a)	14,836	218,386
Bellicum Pharmaceuticals, Inc. (d)	6,113	124,400
BioCryst Pharmaceuticals, Inc. (a)	55,045	852,097
Biospecifics Technologies Corp. (a)	3,767	258,868
BioTime, Inc. (a)(d)	37,568	118,715
Blueprint Medicines Corp.	7,152	193,247
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Calithera Biosciences, Inc. (d)	8,033	$ 59,444
Cara Therapeutics, Inc. (a)	12,834	273,493
Catalyst Pharmaceutical Partners, Inc. (a)	57,119	282,168
Celldex Therapeutics, Inc. (a)(d)	74,534	1,755,276
Cellular Biomedicine Group, Inc. (a)(d)	7,440	207,948
Cepheid, Inc. (a)(d)	54,267	3,016,703
ChemoCentryx, Inc. (a)	20,304	167,305
Chimerix, Inc. (a)	34,662	1,862,736
Cidara Therapeutics, Inc.	3,393	47,434
Clovis Oncology, Inc. (a)	21,120	1,783,162
Coherus BioSciences, Inc.	17,843	625,932
Concert Pharmaceuticals, Inc. (a)	11,871	194,566
CorMedix, Inc. (a)(d)	22,621	79,174
CTI BioPharma Corp. (a)(d)	126,760	234,506
Curis, Inc. (a)	84,351	264,862
Cytokinetics, Inc. (a)	27,170	173,616
CytRx Corp. (a)(d)	40,270	109,534
Dicerna Pharmaceuticals, Inc. (a)	10,978	134,151
Dyax Corp. (a)	110,163	2,711,111
Dynavax Technologies Corp. (a)(d)	25,711	756,161
Eagle Pharmaceuticals, Inc. (a)(d)	6,497	627,740
Emergent BioSolutions, Inc. (a)(d)	22,806	748,721
Enanta Pharmaceuticals, Inc. (a)(d)	11,987	607,142
Epizyme, Inc. (a)(d)	21,732	484,841
Esperion Therapeutics, Inc. (a)	9,856	611,072
Exact Sciences Corp. (a)(d)	72,841	1,753,283
Exelixis, Inc. (a)(d)	148,494	850,871
Fibrocell Science, Inc. (a)	17,856	116,421
FibroGen, Inc. (d)	36,314	844,301
Five Prime Therapeutics, Inc. (a)	16,106	378,813
Flexion Therapeutics, Inc. (a)	10,616	248,414
Foundation Medicine, Inc. (a)	8,983	182,310
Galena Biopharma, Inc. (a)(d)	124,648	204,423
Genocea Biosciences, Inc. (a)	14,144	183,872
Genomic Health, Inc. (a)(d)	13,685	370,590
Geron Corp. (a)(d)	118,623	480,423
Halozyme Therapeutics, Inc. (a)(d)	80,286	1,873,875
Heron Therapeutics, Inc. (a)	22,239	719,209
Idera Pharmaceuticals, Inc. (a)(d)	65,563	234,716
Ignyta, Inc. (a)	13,984	193,818
Immune Design Corp. (a)	8,616	166,806
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)(d)	65,239	$ 1,175,607
Immunomedics, Inc. (a)(d)	73,850	151,393
Infinity Pharmaceuticals, Inc. (a)(d)	37,870	330,984
Inovio Pharmaceuticals, Inc. (a)(d)	53,945	393,259
Insmed, Inc. (a)	46,765	1,267,332
Insys Therapeutics, Inc. (a)	17,818	800,385
Invitae Corp. (d)	5,457	54,515
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	95,864	1,001,779
Karyopharm Therapeutics, Inc. (a)	17,338	355,776
Keryx Biopharmaceuticals, Inc. (a)(d)	77,515	618,570
Kite Pharma, Inc. (a)(d)	21,816	1,587,550
KYTHERA Biopharmaceuticals, Inc. (a)	19,528	1,455,227
La Jolla Pharmaceutical Co. (a)	8,725	265,240
Lexicon Pharmaceuticals, Inc. (a)(d)	31,859	268,890
Ligand Pharmaceuticals, Inc. Class B (a)(d)	13,274	1,437,043
Lion Biotechnologies, Inc. (a)	34,143	292,264
Loxo Oncology, Inc.	5,658	114,575
Macrogenics, Inc. (a)(d)	23,933	899,881
MannKind Corp. (a)(d)	185,460	795,623
Medgenics, Inc. (a)(d)	12,167	98,309
Merrimack Pharmaceuticals, Inc. (a)(d)	83,566	844,017
MiMedx Group, Inc. (a)(d)	82,329	883,390
Mirati Therapeutics, Inc. (a)(d)	7,564	216,406
Momenta Pharmaceuticals, Inc. (a)(d)	46,346	1,007,562
Myriad Genetics, Inc. (a)(d)	52,613	1,795,156
Navidea Biopharmaceuticals, Inc. (a)(d)	117,164	201,522
Neurocrine Biosciences, Inc. (a)	64,595	3,237,501
NewLink Genetics Corp. (a)	15,754	821,571
Northwest Biotherapeutics, Inc. (a)(d)	35,114	401,002
Novavax, Inc. (a)(d)	202,593	2,443,272
Ocata Therapeutics, Inc. (a)	25,909	116,331
OncoMed Pharmaceuticals, Inc. (a)	13,218	301,899
Oncothyreon, Inc. (a)	77,324	281,459
Ophthotech Corp. (a)(d)	17,939	1,214,291
Orexigen Therapeutics, Inc. (a)(d)	76,555	306,220
Organovo Holdings, Inc. (a)(d)	62,031	209,665
Osiris Therapeutics, Inc. (a)(d)	14,472	308,688
Otonomy, Inc. (d)	11,234	289,500
OvaScience, Inc. (a)(d)	17,802	507,357
PDL BioPharma, Inc. (d)	122,795	714,667
Peregrine Pharmaceuticals, Inc. (a)(d)	136,932	168,426
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pfenex, Inc. (a)	12,332	$ 261,315
Portola Pharmaceuticals, Inc. (a)(d)	34,986	1,729,708
Progenics Pharmaceuticals, Inc. (a)	52,938	458,443
Proteon Therapeutics, Inc.	5,593	96,647
Prothena Corp. PLC (a)(d)	23,669	1,561,444
PTC Therapeutics, Inc. (a)(d)	25,621	1,312,051
Radius Health, Inc. (a)	22,121	1,732,517
Raptor Pharmaceutical Corp. (a)	61,048	869,324
Regulus Therapeutics, Inc. (a)(d)	21,566	176,841
Repligen Corp. (a)(d)	24,753	866,603
Retrophin, Inc. (a)	26,491	840,824
Rigel Pharmaceuticals, Inc. (a)	66,452	198,027
Sage Therapeutics, Inc.	10,456	714,772
Sangamo Biosciences, Inc. (a)	51,920	475,068
Sarepta Therapeutics, Inc. (a)(d)	31,448	1,003,820
Sorrento Therapeutics, Inc. (a)	21,227	441,097
Spark Therapeutics, Inc. (d)	6,079	373,494
Spectrum Pharmaceuticals, Inc. (a)(d)	50,455	348,896
Stemline Therapeutics, Inc. (a)(d)	11,279	121,024
Synergy Pharmaceuticals, Inc. (a)(d)	75,851	691,761
Synta Pharmaceuticals Corp. (a)	65,843	139,587
T2 Biosystems, Inc.	6,560	94,530
TESARO, Inc. (a)(d)	17,633	1,022,714
TG Therapeutics, Inc. (a)	26,458	461,692
Threshold Pharmaceuticals, Inc. (a)(d)	50,244	217,054
Tobira Therapeutics, Inc. (d)	1,640	23,550
Tokai Pharmaceuticals, Inc. (d)	6,855	89,389
Trevena, Inc. (a)	17,906	104,213
Trovagene, Inc. (a)	18,720	147,514
Ultragenyx Pharmaceutical, Inc. (a)	29,140	3,523,900
Vanda Pharmaceuticals, Inc. (a)(d)	31,331	383,491
Verastem, Inc. (a)(d)	23,658	172,703
Versartis, Inc. (a)	16,944	306,686
Vitae Pharmaceuticals, Inc.	9,657	97,632
Vital Therapies, Inc. (a)(d)	12,645	205,102
Xbiotech, Inc. (d)	2,917	54,402
Xencor, Inc. (a)	21,327	477,512
XOMA Corp. (a)(d)	67,265	49,144
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Zafgen, Inc. (a)(d)	12,338	$ 468,474
ZIOPHARM Oncology, Inc. (a)(d)	86,181	1,151,378
		101,384,809
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc. (d)	16,983	850,169
Abiomed, Inc. (a)(d)	31,553	2,444,095
Accuray, Inc. (a)(d)	59,200	377,696
Analogic Corp.	9,465	762,406
Angiodynamics, Inc. (a)	18,767	290,889
Anika Therapeutics, Inc. (a)(d)	11,003	417,014
Antares Pharma, Inc. (a)	115,192	243,055
Atricure, Inc. (a)(d)	21,250	590,538
Atrion Corp.	1,068	431,365
Cantel Medical Corp.	25,887	1,420,679
Cardiovascular Systems, Inc. (a)(d)	24,085	718,696
Cerus Corp. (a)(d)	72,335	392,779
CONMED Corp.	20,800	1,179,776
Corindus Vascular Robotics, Inc.	16,133	58,563
Cryolife, Inc.	19,525	213,799
Cutera, Inc. (a)	10,490	159,238
Cyberonics, Inc. (a)	19,587	1,202,642
Cynosure, Inc. Class A (a)(d)	16,862	654,246
Endologix, Inc. (a)(d)	51,417	733,206
Entellus Medical, Inc.	3,937	88,583
Exactech, Inc. (a)	7,309	146,034
Genmark Diagnostics, Inc. (a)(d)	32,376	275,196
Globus Medical, Inc. (a)	51,681	1,450,169
Greatbatch, Inc. (a)	19,459	1,061,099
Haemonetics Corp. (a)	39,107	1,564,671
Halyard Health, Inc. (a)	35,234	1,435,433
HeartWare International, Inc. (a)(d)	13,081	1,186,578
ICU Medical, Inc. (a)	10,645	1,063,648
Inogen, Inc. (a)	11,744	522,138
Insulet Corp. (a)	43,054	1,459,100
Integra LifeSciences Holdings Corp. (a)(d)	19,380	1,242,839
Invacare Corp.	24,268	413,769
InVivo Therapeutics Holdings Corp. (a)(d)	19,945	290,200
IRadimed Corp.	2,029	50,319
K2M Group Holdings, Inc. (a)	13,252	303,206
LDR Holding Corp. (a)	17,631	801,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LeMaitre Vascular, Inc.	8,500	$ 121,040
Masimo Corp. (a)	33,065	1,378,149
Meridian Bioscience, Inc.	31,872	576,564
Merit Medical Systems, Inc. (a)	33,243	849,691
Natus Medical, Inc. (a)	25,015	1,129,677
Neogen Corp. (a)	27,954	1,626,643
Nevro Corp.	11,493	583,500
NuVasive, Inc. (a)	36,560	2,011,166
NxStage Medical, Inc. (a)(d)	47,326	675,815
OraSure Technologies, Inc. (a)	42,963	212,237
Orthofix International NV (a)	14,042	468,441
Oxford Immunotec Global PLC (a)(d)	15,642	207,257
Quidel Corp. (a)(d)	21,544	446,176
Rockwell Medical Technologies, Inc. (a)(d)	38,228	527,546
RTI Biologics, Inc. (a)	43,457	316,367
Seaspine Holdings Corp. (a)	6,277	98,423
Second Sight Medical Products, Inc. (d)	8,597	121,304
Sientra, Inc. (d)	4,865	113,111
Staar Surgical Co. (a)(d)	29,499	258,706
Steris Corp. (d)	45,057	3,114,790
SurModics, Inc. (a)	9,510	223,390
Tandem Diabetes Care, Inc. (a)(d)	12,746	159,962
The Spectranetics Corp. (a)(d)	32,235	551,219
Thoratec Corp. (a)	40,931	2,590,523
Tornier NV (a)	27,641	687,984
TransEnterix, Inc. (a)(d)	24,982	81,691
Unilife Corp. (a)(d)	84,104	148,023
Utah Medical Products, Inc.	2,913	159,254
Vascular Solutions, Inc. (a)	13,104	487,862
Veracyte, Inc. (a)(d)	9,762	113,239
West Pharmaceutical Services, Inc.	54,270	3,249,145
Wright Medical Group, Inc. (a)(d)	39,109	1,010,577
Zeltiq Aesthetics, Inc. (a)	24,535	842,777
		51,637,587
Health Care Providers & Services - 2.8%
AAC Holdings, Inc. (d)	6,018	228,744
Aceto Corp.	22,136	518,646
Addus HomeCare Corp. (a)	4,760	129,186
Adeptus Health, Inc. Class A (a)(d)	4,621	507,802
Air Methods Corp. (a)(d)	29,760	1,172,246
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Alliance Healthcare Services, Inc. (a)	3,601	$ 53,871
Almost Family, Inc. (a)	5,465	239,148
Amedisys, Inc. (a)(d)	21,397	933,551
AMN Healthcare Services, Inc. (a)	35,973	1,058,685
AmSurg Corp. (a)(d)	36,594	2,625,254
Bio-Reference Laboratories, Inc. (a)(d)	18,676	828,654
BioScrip, Inc. (a)(d)	51,534	129,350
BioTelemetry, Inc. (a)	20,601	251,950
Capital Senior Living Corp. (a)	22,263	496,242
Chemed Corp. (d)	12,878	1,911,868
Civitas Solutions, Inc.	9,167	206,166
Corvel Corp. (a)	6,716	214,643
Cross Country Healthcare, Inc. (a)(d)	24,084	290,694
Diplomat Pharmacy, Inc. (d)	27,364	1,263,670
ExamWorks Group, Inc. (a)(d)	31,484	1,104,459
Five Star Quality Care, Inc. (a)	31,240	141,205
Genesis HealthCare, Inc. Class A (a)	28,929	176,756
Hanger, Inc. (a)(d)	26,767	579,238
HealthEquity, Inc. (a)	27,530	926,660
HealthSouth Corp.	69,127	3,159,104
Healthways, Inc. (a)	23,689	299,903
IPC The Hospitalist Co., Inc. (a)(d)	13,236	733,936
Kindred Healthcare, Inc.	62,753	1,294,594
Landauer, Inc.	7,239	256,840
LHC Group, Inc. (a)	9,754	392,989
Magellan Health Services, Inc. (a)	20,545	1,244,822
Molina Healthcare, Inc. (a)(d)	29,822	2,249,473
National Healthcare Corp.	7,568	478,298
National Research Corp. Class A	7,074	104,695
Nobilis Health Corp. (a)(d)	23,165	136,916
Owens & Minor, Inc. (d)	47,700	1,677,132
PharMerica Corp. (a)	23,099	789,293
Providence Service Corp. (a)	10,239	481,847
RadNet, Inc. (a)	24,966	167,023
Select Medical Holdings Corp.	79,020	1,140,259
Surgical Care Affiliates, Inc. (a)	16,360	622,007
Team Health Holdings, Inc. (a)	54,389	3,666,362
The Ensign Group, Inc.	19,399	991,677
Triple-S Management Corp. (a)	18,000	388,440
Trupanion, Inc. (d)	11,724	90,509
U.S. Physical Therapy, Inc.	9,286	490,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal American Spin Corp. (a)	37,717	$ 349,637
Wellcare Health Plans, Inc. (a)	33,351	2,694,761
		39,890,063
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(d)	25,868	185,732
Computer Programs & Systems, Inc. (d)	8,444	394,926
Connecture, Inc.	4,940	46,584
HealthStream, Inc. (a)	19,193	538,556
HMS Holdings Corp. (a)(d)	67,213	774,294
Imprivata, Inc. (a)	6,556	99,651
MedAssets, Inc. (a)	45,441	1,058,775
Medidata Solutions, Inc. (a)(d)	41,818	2,249,808
Merge Healthcare, Inc. (a)	52,897	290,405
Omnicell, Inc. (a)	27,370	999,552
Press Ganey Holdings, Inc.	7,838	245,408
Quality Systems, Inc.	37,297	475,537
Vocera Communications, Inc. (a)	19,541	242,308
		7,601,536
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	16,073	448,115
Affymetrix, Inc. (a)(d)	59,157	648,361
Albany Molecular Research, Inc. (a)(d)	18,775	396,904
Cambrex Corp. (a)	23,559	1,160,281
Fluidigm Corp. (a)(d)	21,529	431,226
Furiex Pharmaceuticals, Inc. rights	4,241	41,435
Harvard Bioscience, Inc. (a)	24,130	117,996
INC Research Holdings, Inc. Class A	9,674	483,990
Luminex Corp. (a)(d)	32,168	554,255
Nanostring Technologies, Inc. (a)	10,030	153,559
NeoGenomics, Inc. (a)	40,724	248,824
Pacific Biosciences of California, Inc. (a)(d)	45,202	257,199
PAREXEL International Corp. (a)	41,671	2,873,632
PRA Health Sciences, Inc. (d)	15,054	632,117
Sequenom, Inc. (a)(d)	89,571	252,590
		8,700,484
Pharmaceuticals - 2.1%
Aerie Pharmaceuticals, Inc. (a)(d)	15,536	281,823
Agile Therapeutics, Inc. (a)	7,518	68,639
Alimera Sciences, Inc. (a)	21,864	105,384
Amphastar Pharmaceuticals, Inc. (a)	23,861	387,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)(d)	5,898	$ 418,935
Aratana Therapeutics, Inc. (a)	22,308	393,067
Assembly Biosciences, Inc. (a)	10,990	164,850
AstraZeneca PLC rights (a)	1,000	0
Biodelivery Sciences International, Inc. (a)	34,861	284,117
Carbylan Therapeutics, Inc.	8,707	60,165
Catalent, Inc. (a)	63,285	2,156,753
Cempra, Inc. (a)(d)	24,108	1,009,161
Collegium Pharmaceutical, Inc.	4,824	96,625
Corcept Therapeutics, Inc. (a)	47,061	237,187
Corium International, Inc. (a)	6,325	92,725
DepoMed, Inc. (a)(d)	45,340	1,428,210
Dermira, Inc.	9,791	221,081
Durect Corp. (a)	85,891	201,844
Endocyte, Inc. (a)	29,806	153,799
Flex Pharma, Inc. (d)	3,995	62,282
Foamix Pharmaceuticals Ltd. (a)	17,456	185,732
Heska Corp. (a)	4,134	139,523
IGI Laboratories, Inc. (a)(d)	31,476	276,989
Impax Laboratories, Inc. (a)	54,163	2,624,739
Intersect ENT, Inc.	10,686	317,054
Intra-Cellular Therapies, Inc. (a)(d)	16,470	479,277
Lannett Co., Inc. (a)(d)	19,955	1,189,318
Nektar Therapeutics (a)(d)	98,932	1,247,533
Ocular Therapeutix, Inc. (d)	9,879	228,106
Omeros Corp. (a)(d)	28,276	455,244
Pacira Pharmaceuticals, Inc. (a)(d)	27,605	1,833,524
Paratek Pharmaceuticals, Inc. (a)	9,315	234,365
Pernix Therapeutics Holdings, Inc. (a)	33,665	167,652
Phibro Animal Health Corp. Class A	13,084	513,940
Pozen, Inc. (a)	22,076	256,082
Prestige Brands Holdings, Inc. (a)	39,604	1,885,942
Relypsa, Inc. (a)	24,756	819,671
Revance Therapeutics, Inc. (a)(d)	11,695	362,896
Sagent Pharmaceuticals, Inc. (a)(d)	16,576	407,438
SciClone Pharmaceuticals, Inc. (a)(d)	37,070	337,708
Sucampo Pharmaceuticals, Inc. Class A (a)	18,573	404,706
Supernus Pharmaceuticals, Inc. (a)(d)	25,690	544,885
Tetraphase Pharmaceuticals, Inc. (a)	27,359	1,300,920
The Medicines Company (a)(d)	50,110	1,572,953
TherapeuticsMD, Inc. (a)	96,471	751,509
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Theravance Biopharma, Inc. (a)	19,827	$ 248,631
Theravance, Inc. (d)	64,634	990,193
VIVUS, Inc. (a)(d)	75,321	113,735
XenoPort, Inc. (a)	44,301	323,397
Zogenix, Inc. (a)(d)	14,514	280,265
ZS Pharma, Inc. (a)	13,772	822,602
		29,141,156
TOTAL HEALTH CARE		238,355,635
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
AAR Corp.	26,979	727,084
Aerojet Rocketdyne Holdings, Inc. (a)	47,523	1,112,513
AeroVironment, Inc. (a)(d)	15,000	390,900
American Science & Engineering, Inc.	5,562	248,566
Astronics Corp. (a)	14,572	903,464
Cubic Corp.	16,193	718,483
Curtiss-Wright Corp.	35,918	2,419,796
DigitalGlobe, Inc. (a)(d)	54,508	1,154,479
Ducommun, Inc. (a)	8,051	192,821
Engility Holdings, Inc.	13,449	294,668
Esterline Technologies Corp. (a)	23,540	2,087,056
HEICO Corp.	14,662	803,917
HEICO Corp. Class A	30,162	1,368,148
KEYW Holding Corp. (a)(d)	25,407	206,559
KLX, Inc. (a)	39,942	1,568,922
Kratos Defense & Security Solutions, Inc. (a)(d)	32,898	179,623
Moog, Inc. Class A (a)	29,369	1,963,611
National Presto Industries, Inc.	3,773	298,671
Sparton Corp. (a)	7,568	180,572
Taser International, Inc. (a)(d)	40,434	1,100,613
Teledyne Technologies, Inc. (a)	26,646	2,762,391
Vectrus, Inc. (a)	8,121	188,407
		20,871,264
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	39,527	409,104
Atlas Air Worldwide Holdings, Inc. (a)	18,808	924,413
Echo Global Logistics, Inc. (a)(d)	22,458	725,393
Forward Air Corp.	23,306	1,131,506
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)(d)	27,186	$ 1,145,346
Park-Ohio Holdings Corp.	6,497	291,780
Radiant Logistics, Inc. (a)	19,645	124,746
UTi Worldwide, Inc. (a)(d)	68,979	579,424
XPO Logistics, Inc. (a)(d)	54,087	2,344,671
		7,676,383
Airlines - 0.3%
Allegiant Travel Co.	10,122	2,153,253
Hawaiian Holdings, Inc. (a)(d)	35,862	778,923
Republic Airways Holdings, Inc. (a)	38,109	192,069
SkyWest, Inc.	39,251	649,997
Virgin America, Inc. (d)	19,135	637,961
		4,412,203
Building Products - 0.9%
AAON, Inc.	30,625	679,569
Advanced Drain Systems, Inc. Del (d)	25,592	712,225
American Woodmark Corp. (a)	9,774	642,738
Apogee Enterprises, Inc.	21,966	1,212,084
Builders FirstSource, Inc. (a)	34,298	515,842
Continental Building Products, Inc. (a)	23,498	499,098
Gibraltar Industries, Inc. (a)	23,207	444,182
Griffon Corp.	25,747	443,878
Insteel Industries, Inc.	14,496	236,865
Masonite International Corp. (a)	22,847	1,578,042
NCI Building Systems, Inc. (a)	20,590	266,641
Nortek, Inc. (a)	7,261	592,425
Patrick Industries, Inc. (a)	9,539	343,786
PGT, Inc. (a)	36,408	585,077
Ply Gem Holdings, Inc. (a)	16,555	239,220
Quanex Building Products Corp.	25,295	507,924
Simpson Manufacturing Co. Ltd.	31,863	1,141,333
Trex Co., Inc. (a)(d)	24,185	1,097,273
Universal Forest Products, Inc.	15,241	967,804
		12,706,006
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	42,387	1,397,076
ACCO Brands Corp. (a)	82,354	673,656
ARC Document Solutions, Inc. (a)	30,763	212,572
Brady Corp. Class A	36,663	862,314
Casella Waste Systems, Inc. Class A (a)	31,379	199,257
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CECO Environmental Corp.	15,572	$ 140,148
Civeo Corp.	81,683	174,802
Deluxe Corp.	37,836	2,437,773
Ennis, Inc.	19,125	320,918
Essendant, Inc.	29,272	1,077,795
G&K Services, Inc. Class A	15,167	994,349
Healthcare Services Group, Inc. (d)	54,075	1,887,758
Heritage-Crystal Clean, Inc. (a)	9,075	116,614
Herman Miller, Inc.	44,973	1,261,043
HNI Corp.	33,516	1,662,058
InnerWorkings, Inc. (a)(d)	29,324	219,930
Interface, Inc.	49,686	1,290,345
Kimball International, Inc. Class B	26,573	300,806
Knoll, Inc.	37,166	899,417
Matthews International Corp. Class A	24,898	1,340,757
McGrath RentCorp.	20,122	510,294
Mobile Mini, Inc.	34,527	1,281,988
Msa Safety, Inc.	22,348	1,154,274
Multi-Color Corp.	9,465	604,435
NL Industries, Inc. (a)	5,068	34,108
Quad/Graphics, Inc.	21,862	359,630
SP Plus Corp. (a)(d)	12,622	330,065
Steelcase, Inc. Class A	63,676	1,136,617
Team, Inc. (a)	15,561	675,347
Tetra Tech, Inc.	45,340	1,207,858
The Brink's Co.	36,576	1,142,268
TRC Companies, Inc. (a)	12,328	118,349
U.S. Ecology, Inc.	16,224	744,519
UniFirst Corp.	11,199	1,241,073
Viad Corp.	15,068	432,000
West Corp.	39,265	1,132,795
		29,575,008
Construction & Engineering - 0.7%
Aegion Corp. (a)	27,602	545,692
Ameresco, Inc. Class A (a)	15,262	105,308
Argan, Inc.	9,723	378,030
Comfort Systems U.S.A., Inc.	28,313	782,571
Dycom Industries, Inc. (a)	25,772	1,702,498
EMCOR Group, Inc.	47,468	2,270,394
Furmanite Corp. (a)	28,684	187,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Granite Construction, Inc.	30,086	$ 1,023,526
Great Lakes Dredge & Dock Corp. (a)	44,564	225,939
HC2 Holdings, Inc. (a)(d)	14,323	111,719
MasTec, Inc. (a)	50,810	936,428
MYR Group, Inc. (a)	15,693	471,418
Northwest Pipe Co. (a)	7,113	128,390
NV5 Holdings, Inc. (a)	3,703	89,576
Orion Marine Group, Inc. (a)	20,339	147,254
Primoris Services Corp.	29,450	534,518
Tutor Perini Corp. (a)	28,132	588,803
		10,229,084
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	4,512	95,384
AZZ, Inc.	19,591	1,013,834
Encore Wire Corp.	15,783	541,830
EnerSys	33,695	2,104,253
Enphase Energy, Inc. (a)(d)	20,027	118,360
Franklin Electric Co., Inc.	35,942	1,037,286
FuelCell Energy, Inc. (a)(d)	196,371	165,305
Generac Holdings, Inc. (a)(d)	52,321	1,834,897
General Cable Corp.	37,267	608,197
GrafTech International Ltd. (a)(d)	90,715	456,296
LSI Industries, Inc.	16,463	163,971
Plug Power, Inc. (a)(d)	130,215	337,257
Polypore International, Inc. (a)	33,815	2,032,958
Powell Industries, Inc.	6,742	201,181
Power Solutions International, Inc. (a)(d)	3,535	146,632
PowerSecure International, Inc. (a)	16,951	256,638
Preformed Line Products Co.	2,025	69,782
Thermon Group Holdings, Inc. (a)(d)	23,970	578,396
Vicor Corp. (a)	12,155	126,534
		11,888,991
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	28,304	549,947
Machinery - 2.6%
Accuride Corp. (a)	27,954	113,773
Actuant Corp. Class A	45,354	1,045,863
Alamo Group, Inc.	7,238	380,285
Albany International Corp. Class A	21,814	811,917
Altra Industrial Motion Corp.	19,818	503,377
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
American Railcar Industries, Inc. (d)	7,123	$ 284,564
Astec Industries, Inc.	14,500	569,995
Barnes Group, Inc.	41,220	1,604,695
Blount International, Inc.	36,352	303,903
Blue Bird Corp. (a)(d)	3,596	47,144
Briggs & Stratton Corp.	34,148	631,055
Chart Industries, Inc. (a)	23,240	634,452
CIRCOR International, Inc.	12,844	614,329
CLARCOR, Inc.	37,597	2,262,211
Columbus McKinnon Corp. (NY Shares)	15,260	358,000
Commercial Vehicle Group, Inc. (a)	21,525	127,213
Douglas Dynamics, Inc.	17,316	355,324
EnPro Industries, Inc.	17,308	877,169
ESCO Technologies, Inc.	19,896	757,441
ExOne Co. (a)(d)	7,516	72,680
Federal Signal Corp.	47,699	713,577
FreightCar America, Inc.	9,515	183,259
Global Brass & Copper Holdings, Inc.	16,143	272,010
Gorman-Rupp Co.	14,471	371,036
Graham Corp.	7,361	138,976
Greenbrier Companies, Inc. (d)	19,854	908,321
Harsco Corp.	60,867	836,313
Hillenbrand, Inc.	47,442	1,345,455
Hurco Companies, Inc.	5,129	160,538
Hyster-Yale Materials Handling Class A	7,133	482,690
John Bean Technologies Corp.	22,186	808,680
Kadant, Inc.	8,227	375,069
L.B. Foster Co. Class A	7,678	225,349
Lindsay Corp. (d)	8,965	751,895
Lydall, Inc. (a)	13,064	388,131
Meritor, Inc. (a)	74,217	1,044,975
Miller Industries, Inc.	8,374	146,629
Mueller Industries, Inc.	43,051	1,393,561
Mueller Water Products, Inc. Class A	121,335	1,083,522
Navistar International Corp. (a)(d)	38,908	682,446
NN, Inc.	20,398	465,686
Omega Flex, Inc.	2,070	67,172
Proto Labs, Inc. (a)(d)	17,579	1,324,929
RBC Bearings, Inc. (a)	17,697	1,198,972
Rexnord Corp. (a)	77,167	1,635,940
Standex International Corp.	9,689	725,125
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Sun Hydraulics Corp.	16,988	$ 601,715
Tennant Co.	14,010	837,938
Titan International, Inc.	32,890	307,193
TriMas Corp. (a)	34,362	807,507
Twin Disc, Inc.	6,368	102,525
Wabash National Corp. (a)	51,670	709,946
Watts Water Technologies, Inc. Class A	21,448	1,189,506
Woodward, Inc.	49,408	2,438,779
Xerium Technologies, Inc. (a)	9,024	153,137
		37,233,892
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	17,133	148,029
Golden Ocean Group Ltd.	51,202	199,176
Matson, Inc.	32,835	1,360,026
Navios Maritime Holdings, Inc. (d)	62,598	231,613
Safe Bulkers, Inc. (d)	28,325	97,438
Scorpio Bulkers, Inc. (a)(d)	237,678	430,197
Ultrapetrol (Bahamas) Ltd. (a)	15,203	11,928
		2,478,407
Professional Services - 1.4%
Acacia Research Corp.	38,393	361,278
Advisory Board Co. (a)	32,119	1,923,928
Barrett Business Services, Inc.	5,295	219,213
CBIZ, Inc. (a)(d)	37,476	367,265
CDI Corp.	10,461	126,683
CEB, Inc.	25,346	1,939,476
CRA International, Inc. (a)	6,871	160,369
Exponent, Inc.	19,545	869,557
Franklin Covey Co. (a)	9,598	181,498
FTI Consulting, Inc. (a)(d)	31,549	1,290,985
GP Strategies Corp. (a)	9,775	280,445
Heidrick & Struggles International, Inc.	13,758	300,887
Hill International, Inc. (a)	26,472	126,536
Huron Consulting Group, Inc. (a)	17,525	1,340,137
ICF International, Inc. (a)	14,642	536,776
Insperity, Inc.	14,555	731,825
Kelly Services, Inc. Class A (non-vtg.)	22,420	334,955
Kforce, Inc.	18,486	432,018
Korn/Ferry International	38,295	1,282,117
MISTRAS Group, Inc. (a)	13,169	236,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Navigant Consulting, Inc. (a)	36,174	$ 568,655
On Assignment, Inc. (a)	39,134	1,499,615
Pendrell Corp. (a)	129,772	179,085
Resources Connection, Inc.	28,347	448,733
RPX Corp. (a)	40,581	628,194
TriNet Group, Inc. (a)	31,196	838,548
TrueBlue, Inc. (a)	31,529	812,187
Volt Information Sciences, Inc. (a)	6,850	65,966
VSE Corp.	3,065	145,281
WageWorks, Inc. (a)(d)	26,870	1,342,157
		19,571,279
Road & Rail - 0.8%
ArcBest Corp.	19,497	644,376
Celadon Group, Inc.	20,548	445,892
Con-way, Inc.	43,380	1,682,710
Covenant Transport Group, Inc. Class A (a)	8,959	211,522
Heartland Express, Inc.	38,548	822,229
Knight Transportation, Inc.	47,055	1,272,367
Marten Transport Ltd.	18,280	354,449
P.A.M. Transportation Services, Inc. (a)	2,259	118,823
Quality Distribution, Inc. (a)	21,093	335,590
Roadrunner Transportation Systems, Inc. (a)	21,076	551,770
Saia, Inc. (a)	19,273	836,834
Swift Transporation Co. (a)	67,055	1,597,250
U.S.A. Truck, Inc. (a)	7,089	138,661
Universal Truckload Services, Inc.	6,057	127,984
Werner Enterprises, Inc.	33,411	943,527
YRC Worldwide, Inc. (a)	24,791	478,466
		10,562,450
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	46,991	1,131,073
Applied Industrial Technologies, Inc.	30,337	1,171,918
Beacon Roofing Supply, Inc. (a)	37,551	1,314,285
CAI International, Inc. (a)(d)	13,293	186,900
DXP Enterprises, Inc. (a)(d)	9,469	347,512
H&E Equipment Services, Inc.	23,990	430,381
Kaman Corp.	20,468	807,872
Lawson Products, Inc. (a)	4,169	114,064
MRC Global, Inc. (a)(d)	77,466	995,438
Neff Corp.	7,624	62,822
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	26,522	$ 676,046
Stock Building Supply Holdings, Inc. (a)	10,840	210,079
TAL International Group, Inc.	25,364	502,207
Textainer Group Holdings Ltd. (d)	16,598	376,111
Titan Machinery, Inc. (a)	13,136	184,561
Veritiv Corp. (a)	6,289	234,328
		8,745,597
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)(d)	47,562	684,417
TOTAL INDUSTRIALS		177,184,928
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.4%
ADTRAN, Inc.	40,643	670,610
Aerohive Networks, Inc. (a)(d)	16,937	131,262
Alliance Fiber Optic Products, Inc.	11,344	227,674
Applied Optoelectronics, Inc. (a)(d)	11,034	214,611
Bel Fuse, Inc. Class B (non-vtg.)	7,498	165,556
Black Box Corp.	11,291	176,817
CalAmp Corp. (a)(d)	27,096	463,613
Calix Networks, Inc. (a)	34,458	290,481
Ciena Corp. (a)(d)	89,121	2,268,129
Clearfield, Inc. (a)(d)	8,151	160,412
Comtech Telecommunications Corp.	12,173	350,704
Digi International, Inc. (a)	19,119	193,484
EMCORE Corp. (a)	17,729	109,743
Extreme Networks, Inc. (a)	72,377	167,915
Finisar Corp. (a)(d)	78,230	1,361,984
Harmonic, Inc. (a)	66,712	400,939
Infinera Corp. (a)(d)	98,121	2,349,017
InterDigital, Inc.	27,168	1,468,974
Ixia (a)	45,568	601,498
KVH Industries, Inc. (a)	11,519	141,453
NETGEAR, Inc. (a)	26,370	883,131
Novatel Wireless, Inc. (a)(d)	27,376	67,619
Oclaro, Inc. (a)(d)	71,027	163,362
Plantronics, Inc.	29,646	1,721,840
Polycom, Inc. (a)	102,710	1,168,840
Ruckus Wireless, Inc. (a)	56,456	696,102
ShoreTel, Inc. (a)	48,921	346,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)	36,481	$ 294,402
Ubiquiti Networks, Inc. (d)	23,240	748,793
ViaSat, Inc. (a)(d)	32,231	1,998,322
		20,004,137
Electronic Equipment & Components - 2.4%
Agilysys, Inc. (a)	11,021	93,348
Anixter International, Inc. (a)	21,495	1,423,184
AVX Corp.	34,415	463,570
Badger Meter, Inc.	10,993	646,608
Belden, Inc.	32,340	1,915,498
Benchmark Electronics, Inc. (a)	40,171	886,172
Checkpoint Systems, Inc.	31,705	277,102
Coherent, Inc. (a)	17,941	1,039,681
Control4 Corp. (a)(d)	15,083	125,189
CTS Corp.	24,978	469,337
Daktronics, Inc.	29,136	333,024
DTS, Inc. (a)	13,244	377,322
Electro Rent Corp.	12,480	125,424
Fabrinet (a)(d)	26,629	494,234
FARO Technologies, Inc. (a)(d)	13,249	581,499
FEI Co.	31,391	2,698,684
GSI Group, Inc. (a)	26,017	368,661
II-VI, Inc. (a)	39,886	678,062
Insight Enterprises, Inc. (a)	29,681	801,090
InvenSense, Inc. (a)(d)	58,995	772,835
Itron, Inc. (a)	29,552	952,461
Kimball Electronics, Inc. (a)	21,949	294,336
Knowles Corp. (a)(d)	65,629	1,250,232
Littelfuse, Inc.	16,993	1,563,356
Mercury Systems, Inc. (a)	25,823	363,846
Mesa Laboratories, Inc.	2,254	233,379
Methode Electronics, Inc. Class A	29,132	781,612
MTS Systems Corp.	11,422	737,975
Multi-Fineline Electronix, Inc. (a)	6,685	119,394
Newport Corp. (a)	30,910	489,614
OSI Systems, Inc. (a)	14,951	1,049,261
Park Electrochemical Corp.	15,464	273,094
PC Connection, Inc.	8,633	191,566
Plexus Corp. (a)	25,475	971,617
RealD, Inc. (a)	31,243	392,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Rofin-Sinar Technologies, Inc. (a)	21,054	$ 525,087
Rogers Corp. (a)	13,959	781,285
Sanmina Corp. (a)	62,233	1,373,482
ScanSource, Inc. (a)	21,858	826,888
SYNNEX Corp.	21,777	1,646,995
Tech Data Corp. (a)	27,596	1,609,675
TTM Technologies, Inc. (a)(d)	44,158	403,163
Universal Display Corp. (a)	30,416	1,451,147
Vishay Intertechnology, Inc.	102,131	1,172,464
Vishay Precision Group, Inc. (a)	9,058	126,450
		34,151,003
Internet Software & Services - 2.6%
Actua Corp. (a)	30,448	448,499
Amber Road, Inc. (a)(d)	12,698	74,918
Angie's List, Inc. (a)(d)	33,160	165,800
Apigee Corp. (d)	3,596	28,948
Bankrate, Inc. (a)(d)	50,831	463,579
Bazaarvoice, Inc. (a)(d)	46,090	259,948
Benefitfocus, Inc. (a)(d)	5,985	222,881
Blucora, Inc. (a)(d)	30,567	433,134
Box, Inc. Class A (d)	9,406	153,600
Brightcove, Inc. (a)	25,813	141,197
Carbonite, Inc. (a)	13,110	156,533
Care.com, Inc. (a)(d)	13,648	81,888
ChannelAdvisor Corp. (a)(d)	16,882	170,339
Cimpress NV (a)	24,835	1,602,603
comScore, Inc. (a)(d)	26,076	1,525,446
Constant Contact, Inc. (a)	24,463	632,124
Cornerstone OnDemand, Inc. (a)	40,584	1,463,459
Coupons.com, Inc. (a)(d)	45,695	444,612
Cvent, Inc. (a)(d)	17,583	473,334
DealerTrack Holdings, Inc. (a)	41,407	2,570,132
Demandware, Inc. (a)	25,284	1,910,459
DHI Group, Inc. (a)	33,514	267,107
EarthLink Holdings Corp.	77,105	565,951
Endurance International Group Holdings, Inc. (a)(d)	44,444	898,213
Envestnet, Inc. (a)	26,794	1,213,500
Everyday Health, Inc. (a)	16,721	198,478
Five9, Inc. (a)(d)	17,035	80,235
Gogo, Inc. (a)(d)	42,764	779,588
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GrubHub, Inc. (a)(d)	56,917	$ 1,804,838
GTT Communications, Inc. (a)	18,280	424,644
Hortonworks, Inc.	5,506	133,576
Internap Network Services Corp. (a)	42,317	389,740
IntraLinks Holdings, Inc. (a)	30,178	342,822
j2 Global, Inc.	36,404	2,562,842
Limelight Networks, Inc. (a)	45,004	169,665
Liquidity Services, Inc. (a)	18,098	162,520
LivePerson, Inc. (a)	42,749	410,818
LogMeIn, Inc. (a)(d)	18,543	1,364,394
Marchex, Inc. Class B	23,948	110,161
Marin Software, Inc. (a)	21,566	120,554
Marketo, Inc. (a)(d)	26,515	806,321
MaxPoint Interactive, Inc.	4,863	43,135
Millennial Media, Inc. (a)	92,338	158,821
Monster Worldwide, Inc. (a)(d)	68,179	480,662
New Relic, Inc.	4,182	145,534
NIC, Inc.	49,939	900,900
Opower, Inc. (a)(d)	19,952	200,518
Q2 Holdings, Inc. (a)	14,600	396,974
QuinStreet, Inc. (a)	28,043	163,210
RealNetworks, Inc. (a)	17,520	81,994
Reis, Inc.	6,788	166,034
RetailMeNot, Inc. (a)	28,710	434,957
Rocket Fuel, Inc. (a)(d)	19,127	145,748
SciQuest, Inc. (a)(d)	20,978	249,428
Shutterstock, Inc. (a)(d)	14,948	798,672
SPS Commerce, Inc. (a)(d)	12,568	906,781
Stamps.com, Inc. (a)	10,706	734,432
TechTarget, Inc. (a)	14,096	122,071
Textura Corp. (a)(d)	14,930	432,970
Travelzoo, Inc. (a)	5,810	51,941
TrueCar, Inc. (a)(d)	36,657	239,004
United Online, Inc. (a)	11,523	160,170
Web.com Group, Inc. (a)	33,239	827,319
WebMD Health Corp. (a)	28,444	1,239,590
Wix.com Ltd. (a)	14,038	393,064
XO Group, Inc. (a)	20,004	296,659
Xoom Corp. (a)(d)	24,269	603,085
		36,603,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.3%
6D Global Technologies, Inc. (a)(d)	14,367	$ 64,652
Acxiom Corp. (a)	59,663	1,068,564
Blackhawk Network Holdings, Inc. (a)	41,045	1,885,197
CACI International, Inc. Class A (a)	18,311	1,503,882
Cardtronics, Inc. (a)(d)	33,740	1,250,742
Cass Information Systems, Inc.	8,701	457,673
Ciber, Inc. (a)	62,036	205,339
Convergys Corp.	74,676	1,875,114
CSG Systems International, Inc.	24,977	776,785
Datalink Corp. (a)	14,985	101,598
EPAM Systems, Inc. (a)	36,936	2,737,327
Euronet Worldwide, Inc. (a)	39,223	2,686,776
EVERTEC, Inc.	49,513	931,835
ExlService Holdings, Inc. (a)	25,271	979,757
Forrester Research, Inc.	7,646	239,167
Global Cash Access Holdings, Inc. (a)	49,468	249,813
Hackett Group, Inc.	18,102	231,706
Heartland Payment Systems, Inc.	27,680	1,724,464
Lionbridge Technologies, Inc. (a)	49,672	292,071
Luxoft Holding, Inc. (a)(d)	13,780	864,833
ManTech International Corp. Class A	18,544	552,797
Maximus, Inc.	49,705	3,390,378
ModusLink Global Solutions, Inc. (a)(d)	26,408	85,826
MoneyGram International, Inc. (a)(d)	22,753	232,081
Neustar, Inc. Class A (a)(d)	41,928	1,294,317
Perficient, Inc. (a)	26,458	429,413
PFSweb, Inc. (a)	8,725	110,110
Science Applications International Corp.	34,843	1,870,372
ServiceSource International, Inc. (a)	44,662	236,709
Sykes Enterprises, Inc. (a)	29,873	728,304
Syntel, Inc. (a)	23,724	1,036,502
Teletech Holdings, Inc.	12,194	330,823
Unisys Corp. (a)(d)	37,398	593,506
Virtusa Corp. (a)	22,291	1,068,631
		32,087,064
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	31,233	817,992
Advanced Micro Devices, Inc. (a)(d)	477,937	922,418
Alpha & Omega Semiconductor Ltd. (a)	16,251	127,570
Ambarella, Inc. (a)(d)	23,670	2,742,643
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	74,049	$ 326,556
Applied Micro Circuits Corp. (a)	60,673	376,779
Axcelis Technologies, Inc. (a)	86,982	256,597
Brooks Automation, Inc.	50,493	532,701
Cabot Microelectronics Corp. (a)	18,635	844,911
Cascade Microtech, Inc. (a)(d)	10,845	161,699
Cavium, Inc. (a)(d)	41,807	2,834,515
Ceva, Inc. (a)	15,531	290,896
Cirrus Logic, Inc. (a)	47,751	1,576,261
Cohu, Inc.	19,988	198,081
Diodes, Inc. (a)	28,014	621,631
DSP Group, Inc. (a)	16,232	141,705
Entegris, Inc. (a)	105,663	1,565,397
Exar Corp. (a)	29,270	230,355
Fairchild Semiconductor International, Inc. (a)	87,606	1,319,346
FormFactor, Inc. (a)	43,177	312,170
Inphi Corp. (a)(d)	29,194	663,580
Integrated Device Technology, Inc. (a)	112,276	2,145,594
Integrated Silicon Solution, Inc.	23,819	522,351
Intersil Corp. Class A	100,834	1,122,282
IXYS Corp.	19,160	200,414
Kopin Corp. (a)	49,570	147,719
Lattice Semiconductor Corp. (a)	87,339	429,708
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	17,846	601,589
Mattson Technology, Inc. (a)	58,144	166,292
MaxLinear, Inc. Class A (a)	38,632	420,316
Micrel, Inc.	33,298	464,507
Microsemi Corp. (a)	71,982	2,371,087
MKS Instruments, Inc.	40,295	1,430,473
Monolithic Power Systems, Inc.	29,791	1,540,493
Nanometrics, Inc. (a)	17,662	241,616
NeoPhotonics Corp. (a)	21,347	189,134
NVE Corp.	3,767	224,890
Omnivision Technologies, Inc. (a)	43,779	1,069,083
PDF Solutions, Inc. (a)	20,377	285,482
Pericom Semiconductor Corp.	16,545	198,044
Photronics, Inc. (a)	49,787	410,743
PMC-Sierra, Inc. (a)	133,380	908,318
Power Integrations, Inc.	22,512	872,565
Rambus, Inc. (a)(d)	86,932	1,137,940
Rudolph Technologies, Inc. (a)(d)	23,993	269,201
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semtech Corp. (a)	49,932	$ 878,304
Sigma Designs, Inc. (a)	26,824	278,165
Silicon Laboratories, Inc. (a)	32,433	1,459,161
Synaptics, Inc. (a)(d)	27,862	2,211,686
Tessera Technologies, Inc.	39,755	1,377,908
Ultra Clean Holdings, Inc. (a)	22,898	173,567
Ultratech, Inc. (a)(d)	20,788	330,945
Veeco Instruments, Inc. (a)(d)	30,896	799,588
Xcerra Corp. (a)	40,910	257,119
		42,000,087
Software - 4.5%
A10 Networks, Inc. (a)	24,640	160,406
ACI Worldwide, Inc. (a)	88,261	2,089,138
American Software, Inc. Class A	18,993	175,115
Aspen Technology, Inc. (a)	64,620	2,867,836
AVG Technologies NV (a)	30,823	885,853
Barracuda Networks, Inc. (a)	5,974	163,927
Blackbaud, Inc.	35,489	2,170,507
Bottomline Technologies, Inc. (a)(d)	31,467	864,084
BroadSoft, Inc. (a)	22,170	774,176
Callidus Software, Inc. (a)	41,348	686,377
Code Rebel Corp. (d)	762	5,288
CommVault Systems, Inc. (a)	34,073	1,276,715
Comverse, Inc. (a)	16,802	340,577
Cyan, Inc. (a)	20,848	118,834
Digimarc Corp. (a)(d)	5,764	229,061
Digital Turbine, Inc. (a)(d)	35,301	85,781
Ebix, Inc. (d)	20,355	630,801
Ellie Mae, Inc. (a)	22,227	1,743,708
EnerNOC, Inc. (a)(d)	20,774	170,970
EPIQ Systems, Inc.	24,330	402,662
ePlus, Inc. (a)	4,211	323,868
Fair Isaac Corp.	23,470	2,128,494
Fleetmatics Group PLC (a)(d)	28,944	1,385,549
Gigamon, Inc. (a)	20,751	557,787
Globant SA (a)(d)	11,413	362,933
Glu Mobile, Inc. (a)(d)	91,252	535,193
Guidance Software, Inc. (a)(d)	13,734	138,301
Guidewire Software, Inc. (a)(d)	53,046	3,132,366
HubSpot, Inc.	14,251	768,841
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Imperva, Inc. (a)	20,088	$ 1,319,782
Infoblox, Inc. (a)	42,612	1,001,382
Interactive Intelligence Group, Inc. (a)(d)	12,962	537,405
Jive Software, Inc. (a)	37,455	176,788
Manhattan Associates, Inc. (a)	55,704	3,610,733
Mentor Graphics Corp.	75,628	1,973,135
MicroStrategy, Inc. Class A (a)	6,994	1,425,727
MobileIron, Inc. (a)	28,220	161,418
Model N, Inc. (a)	17,107	194,336
Monotype Imaging Holdings, Inc.	30,544	761,462
NetScout Systems, Inc. (a)	69,666	2,778,280
Park City Group, Inc. (a)(d)	7,662	100,449
Paycom Software, Inc. (a)	23,912	765,184
Paylocity Holding Corp. (a)(d)	11,569	415,558
Pegasystems, Inc.	27,247	738,121
Progress Software Corp. (a)	38,310	1,137,041
Proofpoint, Inc. (a)(d)	29,850	1,931,295
PROS Holdings, Inc. (a)(d)	17,879	391,014
QAD, Inc. Class A	7,888	210,531
Qlik Technologies, Inc. (a)	69,153	2,797,930
Qualys, Inc. (a)(d)	18,882	697,879
RealPage, Inc. (a)(d)	40,284	773,453
Rovi Corp. (a)	67,140	737,869
Sapiens International Corp. NV	17,718	190,114
SeaChange International, Inc. (a)	26,076	179,664
Silver Spring Networks, Inc. (a)(d)	27,274	305,469
Synchronoss Technologies, Inc. (a)(d)	29,333	1,402,117
Take-Two Interactive Software, Inc. (a)	63,979	2,020,457
Tangoe, Inc. (a)(d)	29,983	330,413
TeleCommunication Systems, Inc. Class A (a)	38,654	141,860
TeleNav, Inc. (a)	20,500	143,500
The Rubicon Project, Inc. (a)	19,335	337,009
TiVo, Inc. (a)	72,621	723,305
Tubemogul, Inc. (a)	10,156	143,504
Tyler Technologies, Inc. (a)	25,416	3,546,549
Varonis Systems, Inc. (a)(d)	6,506	135,260
Vasco Data Security International, Inc. (a)(d)	22,346	455,635
Verint Systems, Inc. (a)	46,423	2,702,747
VirnetX Holding Corp. (a)(d)	32,695	151,378
Workiva, Inc.	5,287	77,137
Yodlee, inc.	14,064	176,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Zendesk, Inc. (a)	40,841	$ 842,550
Zix Corp. (a)(d)	42,971	209,698
		64,026,930
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	24,258	297,403
Cray, Inc. (a)(d)	31,228	810,054
Diebold, Inc.	48,902	1,665,113
Dot Hill Systems Corp. (a)	46,047	291,017
Eastman Kodak Co. (a)(d)	12,968	176,754
Electronics for Imaging, Inc. (a)	35,350	1,615,495
Imation Corp. (a)	25,309	103,767
Immersion Corp. (a)	21,502	295,007
Nimble Storage, Inc. (a)	38,499	1,063,342
QLogic Corp. (a)	66,187	587,079
Quantum Corp. (a)	159,344	168,905
Silicon Graphics International Corp. (a)(d)	25,005	127,776
Stratasys Ltd. (a)(d)	38,586	1,185,748
Super Micro Computer, Inc. (a)	28,076	748,787
Violin Memory, Inc. (a)(d)	65,870	155,453
		9,291,700
TOTAL INFORMATION TECHNOLOGY		238,163,994
MATERIALS - 3.7%
Chemicals - 1.8%
A. Schulman, Inc.	22,448	835,739
American Vanguard Corp.	21,514	275,809
Axiall Corp.	53,319	1,569,178
Balchem Corp.	23,386	1,325,285
Calgon Carbon Corp.	39,497	698,702
Chase Corp.	5,412	206,901
Chemtura Corp. (a)(d)	50,904	1,396,297
Core Molding Technologies, Inc. (a)	5,540	105,703
Ferro Corp. (a)	54,975	763,603
Flotek Industries, Inc. (a)(d)	39,996	684,732
FutureFuel Corp.	18,738	214,363
H.B. Fuller Co.	38,309	1,534,659
Hawkins, Inc.	7,873	287,207
Innophos Holdings, Inc.	15,906	818,841
Innospec, Inc.	18,274	790,351
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)	42,008	$ 358,748
KMG Chemicals, Inc.	7,076	154,469
Koppers Holdings, Inc.	15,532	315,300
Kraton Performance Polymers, Inc. (a)	23,444	481,071
Kronos Worldwide, Inc.	15,216	149,725
LSB Industries, Inc. (a)(d)	14,787	545,788
Minerals Technologies, Inc.	26,139	1,692,500
Olin Corp.	58,698	1,349,467
OM Group, Inc.	22,916	776,394
OMNOVA Solutions, Inc. (a)	35,884	232,169
PolyOne Corp.	67,676	2,319,257
Quaker Chemical Corp.	10,169	942,666
Rayonier Advanced Materials, Inc. (d)	30,462	427,991
Rentech, Inc. (a)(d)	181,228	137,969
Senomyx, Inc. (a)(d)	33,947	210,811
Sensient Technologies Corp.	35,241	2,410,132
Stepan Co.	14,690	719,957
Trecora Resources (a)	15,939	222,508
Tredegar Corp.	18,929	319,143
Trinseo SA (a)(d)	8,759	213,369
Tronox Ltd. Class A	49,028	538,327
Valhi, Inc. (d)	13,793	61,379
		26,086,510
Construction Materials - 0.2%
Headwaters, Inc. (a)	55,493	1,054,922
Summit Materials, Inc.	19,128	479,922
U.S. Concrete, Inc. (a)(d)	11,055	467,958
United States Lime & Minerals, Inc.	1,653	89,262
		2,092,064
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	3,009	145,485
Berry Plastics Group, Inc. (a)	89,925	2,927,958
Greif, Inc. Class A	23,131	716,830
Myers Industries, Inc.	18,256	276,213
		4,066,486
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)(d)	133,448	393,672
Carpenter Technology Corp. (d)	38,273	1,436,768
Century Aluminum Co. (a)(d)	36,915	344,048
Cliffs Natural Resources, Inc. (d)	114,645	288,905
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Coeur d'Alene Mines Corp. (a)	102,724	$ 362,616
Commercial Metals Co.	87,293	1,345,185
Globe Specialty Metals, Inc.	49,486	764,064
Handy & Harman Ltd. (a)	1,864	55,174
Haynes International, Inc.	9,340	397,604
Hecla Mining Co. (d)	282,634	593,531
Horsehead Holding Corp. (a)(d)	42,387	350,964
Kaiser Aluminum Corp.	12,949	1,093,543
Materion Corp.	15,076	461,326
Olympic Steel, Inc.	6,595	79,931
Real Industries, Inc. (a)	18,718	213,572
Ryerson Holding Corp. (d)	8,130	55,040
Schnitzer Steel Industries, Inc. Class A	19,854	311,906
Stillwater Mining Co. (a)(d)	92,239	878,115
SunCoke Energy, Inc.	49,872	612,927
TimkenSteel Corp.	30,573	569,575
Worthington Industries, Inc.	36,139	977,921
		11,586,387
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	29,924	992,878
Clearwater Paper Corp. (a)	14,318	842,614
Deltic Timber Corp.	8,329	540,552
Kapstone Paper & Packaging Corp.	64,426	1,507,568
Louisiana-Pacific Corp. (a)(d)	107,772	1,588,559
Neenah Paper, Inc.	12,651	766,398
P.H. Glatfelter Co.	33,175	677,102
Schweitzer-Mauduit International, Inc.	23,143	918,777
Wausau-Mosinee Paper Corp.	30,633	270,796
		8,105,244
TOTAL MATERIALS		51,936,691
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	68,033	592,567
Atlantic Tele-Network, Inc.	7,683	543,495
Cincinnati Bell, Inc. (a)	160,515	627,614
Cogent Communications Group, Inc.	34,701	1,103,145
Consolidated Communications Holdings, Inc.	37,799	753,334
FairPoint Communications, Inc. (a)(d)	15,794	262,496
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)	26,485	$ 487,324
Globalstar, Inc. (a)(d)	361,395	748,088
Hawaiian Telcom Holdco, Inc. (a)(d)	8,075	201,068
IDT Corp. Class B	12,980	220,920
inContact, Inc. (a)(d)	46,143	428,207
Inteliquent, Inc.	25,144	457,621
Intelsat SA (a)(d)	20,366	193,681
Iridium Communications, Inc. (a)(d)	61,502	456,345
Lumos Networks Corp.	17,322	241,815
ORBCOMM, Inc. (a)	45,191	278,377
pdvWireless (d)	9,705	283,774
Premiere Global Services, Inc. (a)	34,863	376,172
Straight Path Communications, Inc. Class B (a)(d)	7,194	169,563
Vonage Holdings Corp. (a)	138,975	888,050
Windstream Holdings, Inc. (d)	75,740	367,339
		9,680,995
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	28,022	272,654
Leap Wireless International, Inc. rights (a)	29,000	73,080
NTELOS Holdings Corp.	12,945	82,719
RingCentral, Inc. (a)	41,006	807,818
Shenandoah Telecommunications Co.	18,081	621,625
Spok Holdings, Inc.	16,054	268,583
		2,126,479
TOTAL TELECOMMUNICATION SERVICES		11,807,474
UTILITIES - 3.4%
Electric Utilities - 1.2%
Allete, Inc.	36,835	1,778,762
Cleco Corp.	45,213	2,460,944
El Paso Electric Co.	31,167	1,135,414
Empire District Electric Co.	32,634	750,908
Genie Energy Ltd. Class B	9,096	94,144
IDACORP, Inc.	38,126	2,368,006
MGE Energy, Inc.	26,155	1,037,830
Otter Tail Corp.	28,217	731,385
PNM Resources, Inc.	60,712	1,601,583
Portland General Electric Co.	58,899	2,120,953
Spark Energy, Inc. Class A, (d)	2,028	32,184
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	42,755	$ 2,049,675
Unitil Corp.	10,543	374,804
		16,536,592
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	11,600	596,472
Laclede Group, Inc. (d)	32,177	1,741,097
New Jersey Resources Corp.	64,466	1,863,067
Northwest Natural Gas Co.	20,525	888,527
ONE Gas, Inc.	39,730	1,789,042
Piedmont Natural Gas Co., Inc.	59,411	2,258,212
South Jersey Industries, Inc.	52,555	1,273,933
Southwest Gas Corp.	35,316	1,989,703
WGL Holdings, Inc.	37,765	2,111,064
		14,511,117
Independent Power and Renewable Electricity Producers - 0.7%
Abengoa Yield PLC (d)	37,192	943,933
Atlantic Power Corp. (d)	90,519	224,247
Black Hills Corp.	34,241	1,426,480
Dynegy, Inc. (a)	96,920	2,524,766
NRG Yield, Inc.:
Class A (d)	27,182	535,757
Class C	45,317	874,165
Ormat Technologies, Inc. (d)	28,095	1,142,905
Pattern Energy Group, Inc.	42,572	1,040,034
Talen Energy Corp. (a)	63,254	994,985
Vivint Solar, Inc. (d)	15,841	241,734
		9,949,006
Multi-Utilities - 0.3%
Avista Corp.	46,703	1,542,133
NorthWestern Energy Corp. (d)	35,460	1,909,166
		3,451,299
Water Utilities - 0.2%
American States Water Co.	29,131	1,123,000
Artesian Resources Corp. Class A	6,062	130,757
California Water Service Group	35,933	773,637
Connecticut Water Service, Inc.	8,554	291,178
Consolidated Water Co., Inc.	10,639	128,732
Middlesex Water Co.	13,159	299,236
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	11,929	$ 356,081
York Water Co.	9,649	205,910
		3,308,531
TOTAL UTILITIES		47,756,545
TOTAL COMMON STOCKS (Cost $1,271,664,947)		1,405,338,854
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (e) (Cost $1,997,716)	$ 2,000,000	1,998,039
Money Market Funds - 21.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	15,179,287	15,179,287
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	293,624,385	293,624,385
TOTAL MONEY MARKET FUNDS (Cost $308,803,672)		308,803,672
TOTAL INVESTMENT PORTFOLIO - 120.5% (Cost $1,582,466,335)		1,716,140,565
NET OTHER ASSETS (LIABILITIES) - (20.5)%		(292,280,817)
NET ASSETS - 100%		$ 1,423,859,748
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
152 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 18,775,040	$ 39,179

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $800,229.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,996
Fidelity Securities Lending Cash Central Fund	938,824
Total	$ 947,820
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 206,227,909	$ 206,227,909	$ -	$ -
Consumer Staples	43,241,861	43,241,861	-	-
Energy	44,083,544	44,083,544	-	-
Financials	346,580,273	346,580,273	-	-
Health Care	238,355,635	238,314,200	-	41,435
Industrials	177,184,928	177,184,928	-	-
Information Technology	238,163,994	238,163,994	-	-
Materials	51,936,691	51,936,691	-	-
Telecommunication Services	11,807,474	11,734,394	-	73,080
Utilities	47,756,545	47,756,545	-	-
U.S. Government and Government Agency Obligations	1,998,039	-	1,998,039	-
Money Market Funds	308,803,672	308,803,672	-	-
Total Investments in Securities:	$ 1,716,140,565	$ 1,714,028,011	$ 1,998,039	$ 114,515
Derivative Instruments:
Assets
Futures Contracts	$ 39,179	$ 39,179	$ -	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,587,881,315. Net unrealized appreciation aggregated $128,259,250, of which $257,004,977 related to appreciated investment securities and $128,745,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

July 31, 2015

1.929304.103

MCX-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.9%
BorgWarner, Inc.	48,951	$ 2,433,354
Delphi Automotive PLC	62,687	4,894,601
Gentex Corp.	63,856	1,026,804
Lear Corp.	16,738	1,741,924
The Goodyear Tire & Rubber Co.	58,109	1,750,824
Visteon Corp. (a)	9,772	972,607
		12,820,114
Automobiles - 0.2%
Harley-Davidson, Inc.	45,182	2,634,111
Thor Industries, Inc.	9,969	557,068
		3,191,179
Distributors - 0.4%
Genuine Parts Co.	33,015	2,936,684
LKQ Corp. (a)	65,944	2,074,598
		5,011,282
Diversified Consumer Services - 0.3%
Graham Holdings Co.	741	510,964
H&R Block, Inc.	59,626	1,984,950
Service Corp. International	43,787	1,335,941
ServiceMaster Global Holdings, Inc. (a)	22,378	866,700
		4,698,555
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	42,123	1,340,354
Brinker International, Inc. (d)	13,383	801,642
Chipotle Mexican Grill, Inc. (a)	6,734	4,998,177
Choice Hotels International, Inc.	7,814	395,857
Darden Restaurants, Inc.	27,113	1,999,855
Domino's Pizza, Inc.	11,916	1,356,517
Dunkin' Brands Group, Inc. (d)	20,774	1,119,511
Extended Stay America, Inc. unit	13,045	247,855
Hilton Worldwide Holdings, Inc.	112,811	3,028,975
Hyatt Hotels Corp. Class A (a)	7,436	415,152
International Game Technology PLC (a)	20,166	399,287
Marriott International, Inc. Class A	45,039	3,270,282
MGM Mirage, Inc. (a)	95,997	1,883,461
Norwegian Cruise Line Holdings Ltd. (a)	28,293	1,766,049
Panera Bread Co. Class A (a)	5,495	1,121,639
Royal Caribbean Cruises Ltd.	37,327	3,353,831
Six Flags Entertainment Corp.	15,801	736,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc.	37,091	$ 2,947,251
Wendy's Co.	46,087	472,853
Wyndham Worldwide Corp.	25,882	2,135,783
Wynn Resorts Ltd.	17,508	1,807,351
		35,598,641
Household Durables - 1.9%
D.R. Horton, Inc.	70,773	2,101,250
Garmin Ltd. (d)	25,844	1,083,122
GoPro, Inc. Class A (a)(d)	19,383	1,203,684
Harman International Industries, Inc.	15,320	1,649,351
Jarden Corp. (a)	45,480	2,501,400
Leggett & Platt, Inc.	29,707	1,420,292
Lennar Corp.:
Class A	37,516	1,989,849
Class B	2,045	89,694
Mohawk Industries, Inc. (a)	13,422	2,705,741
Newell Rubbermaid, Inc.	57,643	2,494,789
NVR, Inc. (a)	874	1,302,295
PulteGroup, Inc.	78,603	1,628,654
Tempur Sealy International, Inc. (a)	13,287	1,003,833
Toll Brothers, Inc. (a)	37,972	1,477,870
TopBuild Corp. (a)	8,227	236,609
Tupperware Brands Corp. (d)	10,804	631,710
Whirlpool Corp.	17,100	3,039,183
		26,559,326
Internet & Catalog Retail - 0.7%
Expedia, Inc.	21,414	2,600,516
Groupon, Inc. Class A (a)(d)	105,585	508,920
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	30,684	1,272,772
Series A (a)	102,699	2,983,406
TripAdvisor, Inc. (a)	24,344	1,932,427
		9,298,041
Leisure Products - 0.5%
Brunswick Corp.	20,261	1,075,656
Hasbro, Inc.	24,167	1,902,910
Mattel, Inc. (d)	73,017	1,694,725
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Polaris Industries, Inc.	14,449	$ 1,980,380
Vista Outdoor, Inc. (a)	13,571	640,144
		7,293,815
Media - 2.2%
AMC Networks, Inc. Class A (a)	13,016	1,096,208
Cable One, Inc. (a)	741	307,678
Cablevision Systems Corp. - NY Group Class A	44,051	1,243,119
Charter Communications, Inc. Class A (a)(d)	16,268	3,023,570
Cinemark Holdings, Inc.	25,270	997,154
Clear Channel Outdoor Holding, Inc. Class A (a)	9,185	88,727
Discovery Communications, Inc.:
Class A (a)(d)	34,572	1,141,567
Class C (non-vtg.) (a)	58,799	1,781,610
Gannett Co., Inc.	24,778	313,442
Interpublic Group of Companies, Inc.	88,871	1,892,952
John Wiley & Sons, Inc. Class A	9,888	524,163
Liberty Broadband Corp.:
Class A (a)	5,655	305,200
Class C (a)	14,449	773,455
Liberty Media Corp.:
Class A (a)	21,988	831,146
Class C (a)	43,764	1,649,903
Lions Gate Entertainment Corp.	20,686	810,477
Live Nation Entertainment, Inc. (a)	31,864	835,474
Morningstar, Inc.	4,010	341,612
News Corp.:
Class A (a)	82,550	1,215,962
Class B (a)	26,407	376,828
Omnicom Group, Inc.	52,800	3,858,624
Regal Entertainment Group Class A	17,447	359,408
Scripps Networks Interactive, Inc. Class A (d)	19,970	1,249,723
Sirius XM Holdings, Inc. (a)	496,778	1,967,241
Starz Series A (a)(d)	18,673	755,323
Tegna, Inc.	48,941	1,425,651
The Madison Square Garden Co. Class A (a)	13,384	1,116,226
Tribune Media Co. Class A	17,579	887,564
		31,170,007
Multiline Retail - 1.5%
Dillard's, Inc. Class A	5,199	529,674
Dollar General Corp.	65,800	5,288,346
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree, Inc. (a)	49,541	$ 3,865,684
JC Penney Corp., Inc. (a)(d)	64,949	535,180
Kohl's Corp.	44,009	2,698,632
Macy's, Inc.	74,107	5,117,829
Nordstrom, Inc.	30,465	2,324,784
Sears Holdings Corp. (a)(d)	2,859	61,611
		20,421,740
Specialty Retail - 4.0%
Aarons, Inc. Class A	14,143	523,008
Advance Auto Parts, Inc.	15,873	2,765,235
AutoNation, Inc. (a)	15,869	989,273
AutoZone, Inc. (a)	6,773	4,747,467
Bed Bath & Beyond, Inc. (a)	37,233	2,428,709
Best Buy Co., Inc.	66,032	2,132,173
Cabela's, Inc. Class A (a)(d)	10,829	481,132
CarMax, Inc. (a)	45,424	2,930,302
CST Brands, Inc.	16,700	632,596
Dick's Sporting Goods, Inc.	19,911	1,015,063
DSW, Inc. Class A	15,699	510,531
Foot Locker, Inc.	30,320	2,139,076
GameStop Corp. Class A (d)	23,113	1,059,731
Gap, Inc.	51,369	1,873,941
GNC Holdings, Inc.	18,845	927,362
L Brands, Inc.	53,692	4,334,018
Michaels Companies, Inc. (a)	13,352	338,340
Murphy U.S.A., Inc. (a)	9,810	537,196
O'Reilly Automotive, Inc. (a)	21,881	5,258,223
Office Depot, Inc. (a)	119,029	952,232
Penske Automotive Group, Inc.	9,340	504,360
Ross Stores, Inc.	89,723	4,769,675
Sally Beauty Holdings, Inc. (a)	34,438	1,025,908
Signet Jewelers Ltd.	17,438	2,113,834
Staples, Inc.	139,133	2,046,646
Tiffany & Co., Inc.	24,524	2,346,947
Tractor Supply Co.	29,634	2,741,738
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,936	2,313,794
Urban Outfitters, Inc. (a)	21,053	686,749
Williams-Sonoma, Inc.	19,778	1,674,405
		56,799,664
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	11,320	$ 1,147,961
Coach, Inc.	59,540	1,857,648
Fossil Group, Inc. (a)	8,990	618,063
Hanesbrands, Inc.	87,342	2,710,222
Kate Spade & Co. (a)	27,623	555,775
lululemon athletica, Inc. (a)	24,032	1,510,652
Michael Kors Holdings Ltd. (a)	42,792	1,796,836
PVH Corp.	17,987	2,087,211
Ralph Lauren Corp.	12,890	1,622,722
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,896	1,338,403
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	38,580	3,832,151
		19,077,644
TOTAL CONSUMER DISCRETIONARY		231,940,008
CONSUMER STAPLES - 5.6%
Beverages - 1.5%
Brown-Forman Corp.:
Class A (d)	5,836	697,344
Class B (non-vtg.)	27,089	2,936,718
Coca-Cola Enterprises, Inc.	50,303	2,569,477
Constellation Brands, Inc. Class A (sub. vtg.)	35,463	4,256,269
Dr. Pepper Snapple Group, Inc.	41,558	3,333,783
Molson Coors Brewing Co. Class B	29,972	2,132,208
Monster Beverage Corp. (a)	32,444	4,981,776
		20,907,575
Food & Staples Retailing - 0.7%
Rite Aid Corp. (a)	213,295	1,900,458
Sprouts Farmers Market LLC (a)(d)	33,420	819,458
Sysco Corp.	128,749	4,674,876
Whole Foods Market, Inc.	77,732	2,829,445
		10,224,237
Food Products - 2.7%
Bunge Ltd.	31,149	2,487,248
Campbell Soup Co.	37,712	1,859,579
ConAgra Foods, Inc.	92,568	4,078,546
Flowers Foods, Inc.	37,972	822,474
Hormel Foods Corp.	28,807	1,705,662
Ingredion, Inc.	15,371	1,355,722
Kellogg Co.	53,972	3,571,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Keurig Green Mountain, Inc.	28,068	$ 2,106,223
McCormick & Co., Inc. (non-vtg.)	27,666	2,268,889
Mead Johnson Nutrition Co. Class A	43,932	3,883,149
Pilgrim's Pride Corp. (d)	13,834	299,368
Pinnacle Foods, Inc.	25,332	1,138,673
The Hain Celestial Group, Inc. (a)	22,124	1,503,990
The Hershey Co.	31,574	2,932,909
The J.M. Smucker Co.	25,974	2,901,036
Tyson Foods, Inc. Class A	63,997	2,838,267
WhiteWave Foods Co. (a)	38,030	1,963,109
		37,716,171
Household Products - 0.5%
Church & Dwight Co., Inc.	28,357	2,448,060
Clorox Co.	28,389	3,177,865
Energizer Holdings, Inc.	13,540	521,425
Spectrum Brands Holdings, Inc.	5,399	572,024
		6,719,374
Personal Products - 0.2%
Avon Products, Inc. (d)	94,038	533,195
Coty, Inc. Class A	17,710	473,388
Edgewell Personal Care Co. (a)	13,471	1,289,309
Herbalife Ltd. (a)(d)	15,915	803,548
Nu Skin Enterprises, Inc. Class A	12,668	502,286
		3,601,726
TOTAL CONSUMER STAPLES		79,169,083
ENERGY - 5.1%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	41,305	2,084,250
Diamond Offshore Drilling, Inc. (d)	13,989	307,059
Dril-Quip, Inc. (a)	8,397	490,469
Ensco PLC Class A (d)	51,375	851,798
FMC Technologies, Inc. (a)	49,831	1,632,464
Frank's International NV	7,104	115,014
Helmerich & Payne, Inc.	20,858	1,204,341
Nabors Industries Ltd.	70,878	822,894
National Oilwell Varco, Inc.	83,916	3,535,381
Noble Corp. (d)	51,947	620,767
Oceaneering International, Inc.	21,388	855,948
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	31,925	$ 526,284
Rowan Companies PLC	27,012	465,417
RPC, Inc. (d)	12,401	152,532
Seadrill Ltd.	79,750	710,573
Superior Energy Services, Inc.	31,971	543,507
Weatherford International Ltd. (a)	167,258	1,786,315
		16,705,013
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)(d)	14,938	410,944
Cabot Oil & Gas Corp.	89,858	2,350,685
California Resources Corp.	67,060	283,664
Cheniere Energy, Inc. (a)	51,405	3,545,403
Chesapeake Energy Corp. (d)	127,668	1,105,605
Cimarex Energy Co.	20,415	2,125,610
Cobalt International Energy, Inc. (a)(d)	78,266	603,431
Columbia Pipeline Group, Inc.	69,120	2,016,922
Concho Resources, Inc. (a)	25,932	2,763,314
CONSOL Energy, Inc.	49,417	816,369
Continental Resources, Inc. (a)(d)	18,519	618,720
CVR Energy, Inc.	3,318	126,847
Denbury Resources, Inc. (d)	76,463	301,264
Diamondback Energy, Inc.	13,833	930,961
Energen Corp.	17,473	964,510
EP Energy Corp. (a)(d)	7,297	61,076
EQT Corp.	32,938	2,531,285
Golar LNG Ltd. (d)	19,586	843,569
Gulfport Energy Corp. (a)	23,949	784,569
Hess Corp.	54,576	3,220,530
HollyFrontier Corp.	42,278	2,040,336
Kosmos Energy Ltd. (a)	34,017	244,922
Laredo Petroleum, Inc. (a)(d)	26,654	228,425
Marathon Oil Corp.	146,172	3,071,074
Memorial Resource Development Corp. (a)	17,669	270,336
Murphy Oil Corp. (d)	38,382	1,258,546
Newfield Exploration Co. (a)	35,119	1,151,552
Noble Energy, Inc.	92,777	3,268,534
ONEOK, Inc.	45,039	1,702,024
PBF Energy, Inc. Class A	18,319	578,331
Pioneer Natural Resources Co.	32,309	4,095,812
QEP Resources, Inc.	37,844	525,275
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	36,480	$ 1,435,123
Rice Energy, Inc. (a)(d)	15,669	282,825
SM Energy Co.	14,580	540,481
Southwestern Energy Co. (a)	82,916	1,542,238
Targa Resources Corp.	12,072	1,067,768
Teekay Corp.	10,100	361,681
Tesoro Corp.	27,302	2,657,577
Whiting Petroleum Corp. (a)	43,975	901,048
World Fuel Services Corp.	15,650	636,173
WPX Energy, Inc. (a)	52,349	455,436
		54,720,795
TOTAL ENERGY		71,425,808
FINANCIALS - 22.1%
Banks - 3.2%
Associated Banc-Corp. (d)	33,128	652,953
Bank of Hawaii Corp.	9,524	642,584
BankUnited, Inc.	22,329	815,455
BOK Financial Corp.	6,241	414,777
CIT Group, Inc.	37,751	1,775,807
Citizens Financial Group, Inc.	67,617	1,762,775
City National Corp.	10,389	934,075
Comerica, Inc.	38,388	1,820,743
Commerce Bancshares, Inc.	17,701	833,540
Cullen/Frost Bankers, Inc.	11,873	860,199
East West Bancorp, Inc.	31,336	1,402,599
Fifth Third Bancorp	175,798	3,704,064
First Horizon National Corp.	48,694	771,800
First Niagara Financial Group, Inc.	77,282	750,408
First Republic Bank	30,639	1,954,462
Huntington Bancshares, Inc.	174,538	2,036,858
KeyCorp	184,371	2,736,066
M&T Bank Corp.	28,788	3,775,546
PacWest Bancorp	22,179	1,026,666
Peoples United Financial, Inc.	66,492	1,081,825
Popular, Inc. (a)	22,384	685,398
Regions Financial Corp.	289,881	3,011,864
Signature Bank (a)	10,935	1,592,027
SunTrust Banks, Inc.	111,932	4,963,065
SVB Financial Group (a)	11,068	1,583,831
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Synovus Financial Corp.	28,511	$ 898,667
TCF Financial Corp.	36,182	595,556
Zions Bancorporation	44,340	1,382,965
		44,466,575
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	11,900	2,474,010
Ameriprise Financial, Inc.	39,337	4,943,481
Artisan Partners Asset Management, Inc.	7,709	368,105
E*TRADE Financial Corp. (a)	62,465	1,775,255
Eaton Vance Corp. (non-vtg.)	25,769	988,499
Federated Investors, Inc. Class B (non-vtg.)	20,516	691,594
Interactive Brokers Group, Inc.	12,326	494,889
Invesco Ltd.	93,562	3,611,493
Lazard Ltd. Class A	27,189	1,506,542
Legg Mason, Inc.	21,399	1,055,827
LPL Financial (d)	17,625	831,019
Northern Trust Corp.	50,580	3,868,864
NorthStar Asset Management Group, Inc.	42,241	773,855
Raymond James Financial, Inc.	27,554	1,625,686
SEI Investments Co.	30,057	1,602,339
T. Rowe Price Group, Inc.	56,410	4,350,903
TD Ameritrade Holding Corp.	57,924	2,127,549
Waddell & Reed Financial, Inc. Class A	18,319	822,706
		33,912,616
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	104,660	2,383,108
Credit Acceptance Corp. (a)	1,807	434,059
Navient Corp.	84,531	1,327,137
Santander Consumer U.S.A. Holdings, Inc. (a)	19,235	465,102
SLM Corp. (a)	92,695	846,305
Springleaf Holdings, Inc. (a)	11,082	559,752
Synchrony Financial (d)	27,618	948,954
		6,964,417
Diversified Financial Services - 1.7%
CBOE Holdings, Inc.	18,124	1,123,326
IntercontinentalExchange Group, Inc.	24,141	5,505,114
Leucadia National Corp.	70,826	1,665,828
McGraw Hill Financial, Inc.	59,362	6,040,084
Moody's Corp.	38,452	4,246,254
MSCI, Inc. Class A	24,397	1,662,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ OMX Group, Inc.	25,074	$ 1,279,526
Voya Financial, Inc.	49,777	2,337,030
		23,860,062
Insurance - 4.7%
Alleghany Corp. (a)	3,390	1,647,981
Allied World Assur Co. Holdings AG	20,766	877,571
American Financial Group, Inc.	14,853	1,024,114
American National Insurance Co.	1,494	159,783
AmTrust Financial Services, Inc.	8,141	565,881
Aon PLC	61,091	6,156,140
Arch Capital Group Ltd. (a)	26,763	1,909,808
Arthur J. Gallagher & Co.	36,313	1,722,326
Aspen Insurance Holdings Ltd.	13,457	647,147
Assurant, Inc.	14,785	1,102,961
Assured Guaranty Ltd.	32,584	797,005
Axis Capital Holdings Ltd.	21,801	1,254,866
Brown & Brown, Inc.	24,772	828,623
Cincinnati Financial Corp.	35,790	1,975,966
CNA Financial Corp.	5,871	232,609
Endurance Specialty Holdings Ltd.	13,505	938,462
Erie Indemnity Co. Class A	5,294	456,925
Everest Re Group Ltd.	9,584	1,755,022
FNF Group	60,901	2,380,620
Genworth Financial, Inc. Class A (a)	107,424	753,042
Hanover Insurance Group, Inc.	9,693	783,679
Hartford Financial Services Group, Inc.	91,134	4,333,422
HCC Insurance Holdings, Inc.	20,726	1,599,218
Lincoln National Corp.	54,513	3,070,172
Loews Corp.	67,244	2,562,669
Markel Corp. (a)	3,023	2,689,714
Mercury General Corp.	5,897	332,886
Old Republic International Corp.	57,254	957,859
PartnerRe Ltd.	10,286	1,398,485
Principal Financial Group, Inc.	63,394	3,519,001
ProAssurance Corp.	12,001	579,528
Progressive Corp.	127,148	3,878,014
Reinsurance Group of America, Inc.	14,261	1,376,472
RenaissanceRe Holdings Ltd.	10,016	1,074,717
StanCorp Financial Group, Inc.	9,022	1,028,688
Torchmark Corp.	27,292	1,681,460
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	54,373	$ 1,948,728
Validus Holdings Ltd.	18,132	840,418
W.R. Berkley Corp.	21,033	1,171,959
White Mountains Insurance Group Ltd.	1,294	913,564
XL Group PLC Class A	66,592	2,531,828
		65,459,333
Real Estate Investment Trusts - 8.9%
Alexandria Real Estate Equities, Inc.	15,719	1,457,308
American Campus Communities, Inc.	24,618	918,744
American Capital Agency Corp.	75,937	1,462,547
American Homes 4 Rent Class A	35,430	586,367
Annaly Capital Management, Inc.	205,504	2,044,765
Apartment Investment & Management Co. Class A	34,069	1,331,417
Apple Hospitality (REIT), Inc.	39,649	719,233
AvalonBay Communities, Inc.	28,615	4,931,509
BioMed Realty Trust, Inc.	44,222	952,542
Boston Properties, Inc.	33,267	4,101,156
Brandywine Realty Trust (SBI)	37,863	521,374
Brixmor Property Group, Inc.	36,931	903,702
Camden Property Trust (SBI)	18,845	1,500,627
CBL & Associates Properties, Inc.	35,320	577,129
Chimera Investment Corp.	44,528	633,633
Columbia Property Trust, Inc.	27,168	656,379
Communications Sales & Leasing, Inc. (a)	26,109	544,373
Corporate Office Properties Trust (SBI)	19,884	459,917
Corrections Corp. of America	25,444	894,865
Crown Castle International Corp.	72,287	5,921,028
DDR Corp.	66,207	1,079,174
Digital Realty Trust, Inc. (d)	29,512	1,896,736
Douglas Emmett, Inc.	31,376	919,631
Duke Realty LP	75,206	1,516,905
Empire State Realty Trust, Inc.	24,226	430,738
Equinix, Inc.	12,340	3,441,749
Equity Commonwealth (a)	27,825	729,015
Equity Lifestyle Properties, Inc.	18,074	1,046,123
Essex Property Trust, Inc.	14,177	3,188,549
Extra Space Storage, Inc.	26,162	1,923,430
Federal Realty Investment Trust (SBI)	14,926	2,041,728
Gaming & Leisure Properties	19,185	628,309
General Growth Properties, Inc.	125,191	3,397,684
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	100,137	$ 3,869,294
Health Care REIT, Inc.	75,969	5,269,970
Healthcare Trust of America, Inc.	27,565	692,708
Home Properties, Inc.	12,591	927,957
Hospitality Properties Trust (SBI)	32,790	899,102
Host Hotels & Resorts, Inc.	164,379	3,185,665
Iron Mountain, Inc.	45,437	1,365,382
Kilroy Realty Corp.	18,890	1,338,357
Kimco Realty Corp.	89,293	2,206,430
Lamar Advertising Co. Class A	17,569	1,055,018
Liberty Property Trust (SBI)	32,059	1,090,968
MFA Financial, Inc.	80,269	604,426
Mid-America Apartment Communities, Inc.	16,380	1,315,969
National Retail Properties, Inc.	28,726	1,067,745
NorthStar Realty Finance Corp.	74,936	1,198,976
Omega Healthcare Investors, Inc.	39,800	1,443,148
Outfront Media, Inc.	29,933	752,216
Paramount Group, Inc.	38,333	685,011
Piedmont Office Realty Trust, Inc. Class A	33,974	618,667
Plum Creek Timber Co., Inc.	37,947	1,555,827
Post Properties, Inc.	11,929	679,237
Prologis, Inc.	113,537	4,610,738
Rayonier, Inc.	27,061	665,701
Realty Income Corp.	50,464	2,436,907
Regency Centers Corp.	20,309	1,299,167
Retail Properties America, Inc.	50,970	742,123
Senior Housing Properties Trust (SBI)	51,102	882,532
SL Green Realty Corp.	21,508	2,476,431
Spirit Realty Capital, Inc.	96,589	980,378
Starwood Property Trust, Inc.	51,396	1,118,377
Tanger Factory Outlet Centers, Inc.	20,712	672,726
Taubman Centers, Inc.	13,481	1,008,379
The Macerich Co.	34,301	2,715,267
Two Harbors Investment Corp.	79,243	809,863
UDR, Inc.	56,028	1,894,307
Ventas, Inc.	71,756	4,814,110
VEREIT, Inc.	195,153	1,709,540
Vornado Realty Trust	40,869	3,986,771
Weingarten Realty Investors (SBI)	26,851	944,618
Weyerhaeuser Co.	112,292	3,446,241
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.	22,709	$ 1,389,564
WP Glimcher, Inc.	40,478	548,072
		124,332,271
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	62,074	2,356,950
Forest City Enterprises, Inc. Class A (a)	47,863	1,117,601
Howard Hughes Corp. (a)	8,661	1,177,550
Jones Lang LaSalle, Inc.	9,688	1,724,852
Realogy Holdings Corp. (a)	31,673	1,441,755
		7,818,708
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	114,498	1,180,474
New York Community Bancorp, Inc.	96,293	1,832,456
TFS Financial Corp.	14,491	244,318
		3,257,248
TOTAL FINANCIALS		310,071,230
HEALTH CARE - 10.7%
Biotechnology - 1.8%
Agios Pharmaceuticals, Inc. (a)	5,633	620,644
Alkermes PLC (a)	32,083	2,246,452
Alnylam Pharmaceuticals, Inc. (a)	16,012	2,040,409
BioMarin Pharmaceutical, Inc. (a)	34,797	5,089,757
bluebird bio, Inc. (a)	7,681	1,273,740
Incyte Corp. (a)	33,986	3,544,060
Intercept Pharmaceuticals, Inc. (a)(d)	3,469	915,157
Intrexon Corp. (a)(d)	10,085	658,046
Isis Pharmaceuticals, Inc. (a)	25,880	1,421,588
Juno Therapeutics, Inc.	2,607	127,534
Medivation, Inc. (a)	17,008	1,791,453
Opko Health, Inc. (a)(d)	51,121	836,851
Puma Biotechnology, Inc. (a)(d)	5,308	480,905
Receptos, Inc. (a)	6,802	1,549,904
Seattle Genetics, Inc. (a)(d)	20,704	991,100
United Therapeutics Corp. (a)	9,901	1,676,833
		25,264,433
Health Care Equipment & Supplies - 3.0%
Alere, Inc. (a)	18,575	902,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	17,432	$ 1,092,986
Boston Scientific Corp. (a)	290,772	5,041,986
C.R. Bard, Inc.	16,113	3,168,621
DENTSPLY International, Inc.	30,312	1,725,056
DexCom, Inc. (a)	17,113	1,448,615
Edwards Lifesciences Corp. (a)	23,336	3,550,806
Hill-Rom Holdings, Inc.	12,358	692,419
Hologic, Inc. (a)	53,465	2,227,352
IDEXX Laboratories, Inc. (a)(d)	20,170	1,466,964
Intuitive Surgical, Inc. (a)	7,995	4,262,694
ResMed, Inc. (d)	30,343	1,758,377
Sirona Dental Systems, Inc. (a)	12,123	1,258,125
St. Jude Medical, Inc.	60,987	4,502,060
Teleflex, Inc.	9,027	1,209,528
The Cooper Companies, Inc.	10,403	1,841,331
Varian Medical Systems, Inc. (a)(d)	21,515	1,851,796
Zimmer Biomet Holdings, Inc.	36,964	3,846,843
		41,848,490
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	11,292	900,876
AmerisourceBergen Corp.	47,605	5,034,229
Brookdale Senior Living, Inc. (a)	39,748	1,316,851
Centene Corp. (a)	25,839	1,812,089
Community Health Systems, Inc. (a)	25,412	1,486,856
DaVita HealthCare Partners, Inc. (a)	38,230	3,021,317
Envision Healthcare Holdings, Inc. (a)	40,011	1,792,493
Health Net, Inc. (a)	16,711	1,117,297
Henry Schein, Inc. (a)	18,165	2,688,057
Laboratory Corp. of America Holdings (a)	21,463	2,732,025
LifePoint Hospitals, Inc. (a)	9,568	792,804
MEDNAX, Inc. (a)	20,122	1,703,126
Omnicare, Inc.	20,977	2,031,622
Patterson Companies, Inc.	18,829	944,463
Premier, Inc. (a)	8,046	287,725
Quest Diagnostics, Inc.	31,249	2,306,489
Tenet Healthcare Corp. (a)	21,385	1,203,976
Universal Health Services, Inc. Class B	19,946	2,896,758
VCA, Inc. (a)	17,807	1,095,665
		35,164,718
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	39,618	$ 572,876
athenahealth, Inc. (a)(d)	8,387	1,173,845
Cerner Corp. (a)	64,948	4,658,071
IMS Health Holdings, Inc. (a)	29,041	962,709
Inovalon Holdings, Inc. Class A	5,614	135,634
Veeva Systems, Inc. Class A (a)(d)	15,168	408,323
		7,911,458
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	71,247	2,917,565
Bio-Rad Laboratories, Inc. Class A (a)	4,477	674,863
Bio-Techne Corp.	7,965	871,212
Bruker Corp. (a)	24,094	507,179
Charles River Laboratories International, Inc. (a)	10,290	798,710
Mettler-Toledo International, Inc. (a)	6,078	2,051,933
PerkinElmer, Inc.	24,726	1,308,500
QIAGEN NV (a)	50,279	1,406,806
Quintiles Transnational Holdings, Inc. (a)	17,239	1,322,576
VWR Corp.	5,918	158,543
Waters Corp. (a)	17,963	2,397,881
		14,415,768
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	17,066	786,913
Endo Health Solutions, Inc. (a)	44,925	3,932,735
Hospira, Inc. (a)	37,416	3,346,861
Jazz Pharmaceuticals PLC (a)	13,173	2,532,378
Mallinckrodt PLC (a)	25,419	3,150,939
Perrigo Co. PLC	31,725	6,097,545
Zoetis, Inc. Class A	108,510	5,314,820
		25,162,191
TOTAL HEALTH CARE		149,767,058
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
BE Aerospace, Inc.	23,248	1,132,410
Hexcel Corp.	20,917	1,085,383
Huntington Ingalls Industries, Inc.	10,496	1,232,335
L-3 Communications Holdings, Inc.	17,782	2,053,110
Orbital ATK, Inc.	13,207	937,037
Rockwell Collins, Inc.	28,676	2,426,563
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Spirit AeroSystems Holdings, Inc. Class A (a)	30,537	$ 1,719,233
Textron, Inc.	60,326	2,636,246
TransDigm Group, Inc. (a)	11,573	2,618,970
Triumph Group, Inc.	10,682	575,226
		16,416,513
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	31,446	2,205,937
Expeditors International of Washington, Inc.	41,281	1,934,840
		4,140,777
Airlines - 1.1%
Alaska Air Group, Inc.	28,142	2,131,757
Copa Holdings SA Class A (d)	7,100	536,263
JetBlue Airways Corp. (a)	67,553	1,552,368
Southwest Airlines Co.	144,956	5,247,407
Spirit Airlines, Inc. (a)	15,789	944,498
United Continental Holdings, Inc. (a)	82,876	4,673,378
		15,085,671
Building Products - 0.7%
A.O. Smith Corp.	16,035	1,151,634
Allegion PLC	20,734	1,310,803
Armstrong World Industries, Inc. (a)	8,610	503,685
Fortune Brands Home & Security, Inc.	34,694	1,656,639
Lennox International, Inc.	8,788	1,037,599
Masco Corp.	75,323	1,987,774
Owens Corning	25,470	1,142,330
USG Corp. (a)	19,892	616,254
		9,406,718
Commercial Services & Supplies - 1.3%
ADT Corp. (d)	37,040	1,278,991
Cintas Corp.	20,603	1,761,557
Clean Harbors, Inc. (a)(d)	12,647	626,279
Copart, Inc. (a)	27,077	975,584
Covanta Holding Corp.	24,536	484,341
KAR Auction Services, Inc.	30,962	1,205,351
Pitney Bowes, Inc.	43,878	917,928
R.R. Donnelley & Sons Co. (d)	45,701	802,053
Republic Services, Inc.	52,294	2,224,064
Rollins, Inc.	20,662	599,198
Stericycle, Inc. (a)	18,367	2,589,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tyco International Ltd.	90,811	$ 3,449,910
Waste Connections, Inc.	26,944	1,350,703
		18,265,155
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	32,415	999,354
Chicago Bridge & Iron Co. NV (d)	21,130	1,122,848
Fluor Corp.	31,732	1,483,471
Jacobs Engineering Group, Inc. (a)	27,373	1,152,951
KBR, Inc.	31,563	551,406
Quanta Services, Inc. (a)	43,870	1,211,689
		6,521,719
Electrical Equipment - 0.8%
Acuity Brands, Inc.	9,432	1,897,624
AMETEK, Inc.	52,486	2,784,382
Babcock & Wilcox Enterprises, Inc. (a)	11,422	225,242
BWX Technologies, Inc.	22,844	561,049
Hubbell, Inc. Class B	12,492	1,304,290
Regal Beloit Corp.	9,814	681,386
Rockwell Automation, Inc.	29,212	3,411,377
SolarCity Corp. (a)(d)	12,919	749,302
		11,614,652
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	14,151	1,432,930
Roper Industries, Inc.	21,789	3,644,646
		5,077,576
Machinery - 3.4%
AGCO Corp.	16,519	908,710
Allison Transmission Holdings, Inc.	39,148	1,142,339
Colfax Corp. (a)(d)	21,460	818,484
Crane Co.	10,458	556,366
Donaldson Co., Inc.	29,803	1,001,381
Dover Corp.	34,861	2,233,544
Flowserve Corp.	29,073	1,366,140
Graco, Inc.	12,794	914,643
IDEX Corp.	16,544	1,257,840
Ingersoll-Rand PLC	57,391	3,523,807
ITT Corp.	19,136	727,168
Joy Global, Inc. (d)	20,831	550,147
Kennametal, Inc.	17,328	549,124
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	16,442	$ 995,563
Manitowoc Co., Inc.	29,049	513,296
Middleby Corp. (a)	12,365	1,517,186
Nordson Corp.	13,028	965,505
Oshkosh Corp.	16,924	618,403
PACCAR, Inc.	76,952	4,989,568
Pall Corp.	23,131	2,924,915
Parker Hannifin Corp.	30,145	3,398,849
Pentair PLC	38,986	2,370,739
Snap-On, Inc.	12,585	2,074,008
SPX Corp.	9,024	590,260
Stanley Black & Decker, Inc.	33,233	3,505,749
Terex Corp.	23,148	512,960
Timken Co.	16,648	555,710
Toro Co.	12,095	826,451
Trinity Industries, Inc.	33,435	978,308
Valmont Industries, Inc.	5,128	570,387
WABCO Holdings, Inc. (a)	11,760	1,452,007
Wabtec Corp.	20,843	2,109,103
Xylem, Inc.	39,320	1,357,720
		48,376,380
Marine - 0.0%
Kirby Corp. (a)	12,206	883,836
Professional Services - 1.2%
Dun & Bradstreet Corp.	7,905	986,307
Equifax, Inc.	25,817	2,636,690
IHS, Inc. Class A (a)	14,816	1,852,444
Manpower, Inc.	16,853	1,524,859
Nielsen Holdings B.V.	79,863	3,870,161
Robert Half International, Inc.	29,187	1,606,161
Towers Watson & Co.	15,061	1,909,434
Verisk Analytics, Inc. (a)	36,677	2,864,840
		17,250,896
Road & Rail - 0.8%
AMERCO	1,582	568,523
Avis Budget Group, Inc. (a)	23,167	1,006,143
Genesee & Wyoming, Inc. Class A (a)	11,317	805,997
Hertz Global Holdings, Inc. (a)	87,692	1,489,887
J.B. Hunt Transport Services, Inc.	19,858	1,670,455
Kansas City Southern	23,841	2,364,789
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	9,727	$ 700,636
Old Dominion Freight Lines, Inc. (a)	14,726	1,077,207
Ryder System, Inc.	11,674	1,056,730
		10,740,367
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	22,335	789,542
Fastenal Co. (d)	63,786	2,670,082
GATX Corp.	9,446	501,016
HD Supply Holdings, Inc. (a)	37,051	1,326,426
MSC Industrial Direct Co., Inc. Class A	10,466	745,807
Now, Inc. (a)(d)	23,202	403,715
United Rentals, Inc. (a)	20,900	1,400,091
W.W. Grainger, Inc.	14,505	3,317,439
Watsco, Inc.	5,574	714,810
WESCO International, Inc. (a)(d)	9,737	597,462
		12,466,390
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	14,891	1,264,693
TOTAL INDUSTRIALS		177,511,343
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	7,183	606,748
Arris Group, Inc. (a)	29,672	917,458
Brocade Communications Systems, Inc.	89,506	918,332
CommScope Holding Co., Inc. (a)	22,918	718,938
EchoStar Holding Corp. Class A (a)	9,758	452,966
F5 Networks, Inc. (a)	15,528	2,082,926
Harris Corp.	26,650	2,210,351
JDS Uniphase Corp. (a)	50,056	555,121
Juniper Networks, Inc.	85,212	2,421,725
Motorola Solutions, Inc.	45,529	2,739,025
Palo Alto Networks, Inc. (a)(d)	15,768	2,930,167
		16,553,757
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	67,073	3,783,588
Arrow Electronics, Inc. (a)	20,615	1,198,762
Avnet, Inc.	29,575	1,234,165
CDW Corp.	28,843	1,036,329
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Cognex Corp.	19,070	$ 863,299
Dolby Laboratories, Inc. Class A	10,719	376,773
FLIR Systems, Inc.	30,460	937,863
Ingram Micro, Inc. Class A	33,389	909,182
IPG Photonics Corp. (a)	7,351	677,909
Jabil Circuit, Inc.	41,700	844,425
Keysight Technologies, Inc. (a)	36,895	1,126,773
National Instruments Corp.	24,047	696,401
Trimble Navigation Ltd. (a)	56,173	1,297,596
Zebra Technologies Corp. Class A (a)	11,250	1,210,838
		16,193,903
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	38,584	2,959,779
CoStar Group, Inc. (a)	7,050	1,419,095
GoDaddy, Inc. (a)	5,161	146,779
HomeAway, Inc. (a)	20,584	618,343
IAC/InterActiveCorp	15,916	1,229,670
LendingClub Corp. (d)	14,756	214,110
LinkedIn Corp. Class A (a)	23,726	4,822,547
Pandora Media, Inc. (a)	46,119	808,005
Rackspace Hosting, Inc. (a)	26,795	911,834
Twitter, Inc. (a)	122,576	3,801,082
VeriSign, Inc. (a)(d)	22,147	1,571,108
Yelp, Inc. (a)(d)	13,789	364,030
Zillow Group, Inc. (a)(d)	9,594	781,911
		19,648,293
IT Services - 3.1%
Alliance Data Systems Corp. (a)	13,458	3,701,488
Amdocs Ltd.	33,628	1,972,282
Black Knight Financial Services, Inc. Class A	4,476	145,828
Booz Allen Hamilton Holding Corp. Class A	21,648	600,299
Broadridge Financial Solutions, Inc.	25,924	1,406,895
Computer Sciences Corp.	29,930	1,958,320
CoreLogic, Inc. (a)	19,618	773,734
DST Systems, Inc.	7,995	872,654
Fidelity National Information Services, Inc.	61,483	4,022,833
Fiserv, Inc. (a)	51,372	4,462,172
FleetCor Technologies, Inc. (a)	19,938	3,086,801
Gartner, Inc. Class A (a)	17,920	1,587,174
Genpact Ltd. (a)	34,654	769,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	14,341	$ 1,607,483
Jack Henry & Associates, Inc.	17,591	1,228,907
Leidos Holdings, Inc.	14,213	579,890
Paychex, Inc.	70,393	3,266,235
Sabre Corp.	24,157	642,576
Teradata Corp. (a)(d)	30,894	1,146,476
The Western Union Co.	112,169	2,270,301
Total System Services, Inc.	35,669	1,648,621
Vantiv, Inc. (a)	31,259	1,375,396
VeriFone Systems, Inc. (a)	24,436	786,350
WEX, Inc. (a)	8,310	847,952
Xerox Corp.	239,990	2,644,690
		43,405,022
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	65,276	3,241,606
Analog Devices, Inc.	68,010	3,967,023
Applied Materials, Inc.	267,154	4,637,793
Atmel Corp.	90,449	748,918
Cree, Inc. (a)(d)	23,858	588,100
Cypress Semiconductor Corp.	72,557	832,954
First Solar, Inc. (a)	16,460	729,178
Freescale Semiconductor, Inc. (a)	24,133	962,183
KLA-Tencor Corp.	34,777	1,844,920
Lam Research Corp.	34,357	2,641,023
Linear Technology Corp.	52,103	2,136,223
Marvell Technology Group Ltd.	96,994	1,206,605
Maxim Integrated Products, Inc.	61,398	2,089,988
Microchip Technology, Inc. (d)	43,774	1,875,278
NVIDIA Corp.	116,814	2,330,439
ON Semiconductor Corp. (a)	93,539	993,384
Qorvo, Inc. (a)	32,432	1,879,434
Skyworks Solutions, Inc.	41,473	3,967,722
SunEdison, Inc. (a)(d)	58,736	1,367,374
SunPower Corp. (a)(d)	11,670	315,440
Teradyne, Inc.	46,775	900,887
Xilinx, Inc.	55,841	2,331,362
		41,587,834
Software - 3.8%
Activision Blizzard, Inc.	109,759	2,830,685
ANSYS, Inc. (a)	19,169	1,804,761
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	49,125	$ 2,484,743
CA Technologies, Inc.	68,181	1,986,453
Cadence Design Systems, Inc. (a)	63,048	1,322,117
CDK Global, Inc.	34,535	1,783,387
Citrix Systems, Inc. (a)	34,879	2,637,201
Electronic Arts, Inc. (a)	68,231	4,881,928
FactSet Research Systems, Inc.	9,030	1,495,910
FireEye, Inc. (a)(d)	29,733	1,322,821
Fortinet, Inc. (a)	30,821	1,471,395
Informatica Corp. (a)	22,548	1,094,029
Intuit, Inc.	59,469	6,290,028
King Digital Entertainment PLC (d)	17,500	271,775
NetSuite, Inc. (a)(d)	8,656	855,559
Nuance Communications, Inc. (a)	54,588	989,680
Parametric Technology Corp. (a)	24,664	896,536
Red Hat, Inc. (a)	39,804	3,147,700
ServiceNow, Inc. (a)	33,420	2,690,310
SolarWinds, Inc. (a)	14,236	567,874
Solera Holdings, Inc.	14,749	539,666
Splunk, Inc. (a)	27,027	1,890,268
SS&C Technologies Holdings, Inc.	17,450	1,187,124
Symantec Corp.	147,955	3,364,497
Synopsys, Inc. (a)	33,571	1,706,750
Tableau Software, Inc. (a)	10,686	1,119,252
Ultimate Software Group, Inc. (a)	6,133	1,129,760
Workday, Inc. Class A (a)(d)	22,868	1,928,458
Zynga, Inc. (a)	163,384	405,192
		54,095,859
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)(d)	23,873	314,169
Lexmark International, Inc. Class A	13,339	453,393
NCR Corp. (a)	36,939	1,017,300
NetApp, Inc.	67,226	2,094,090
SanDisk Corp.	45,162	2,722,817
Western Digital Corp.	48,581	4,180,881
		10,782,650
TOTAL INFORMATION TECHNOLOGY		202,267,318
Common Stocks - continued
	Shares	Value
MATERIALS - 5.8%
Chemicals - 2.7%
Airgas, Inc.	14,660	$ 1,495,613
Albemarle Corp. U.S.	24,200	1,311,640
Ashland, Inc.	14,610	1,670,215
Axalta Coating Systems	21,988	699,438
Cabot Corp.	13,547	476,583
Celanese Corp. Class A	33,251	2,191,906
CF Industries Holdings, Inc.	51,072	3,023,462
Cytec Industries, Inc.	15,481	1,149,155
Eastman Chemical Co.	32,310	2,533,104
FMC Corp.	28,864	1,401,059
Huntsman Corp.	44,926	853,594
International Flavors & Fragrances, Inc.	17,452	2,017,277
NewMarket Corp.	1,822	724,628
Platform Specialty Products Corp. (a)	28,711	668,105
RPM International, Inc.	28,699	1,345,122
Sherwin-Williams Co.	17,560	4,877,466
Sigma Aldrich Corp.	25,743	3,593,980
The Mosaic Co.	75,601	3,246,307
The Scotts Miracle-Gro Co. Class A	9,858	595,325
Valspar Corp.	17,711	1,474,972
W.R. Grace & Co. (a)	15,668	1,581,371
Westlake Chemical Corp.	8,565	535,056
		37,465,378
Construction Materials - 0.4%
Eagle Materials, Inc.	10,728	827,558
Martin Marietta Materials, Inc.	14,645	2,296,629
Vulcan Materials Co.	28,830	2,624,107
		5,748,294
Containers & Packaging - 1.2%
Aptargroup, Inc.	13,577	920,385
Avery Dennison Corp.	19,652	1,195,824
Ball Corp.	29,928	2,030,316
Bemis Co., Inc.	20,909	931,914
Crown Holdings, Inc. (a)	30,277	1,559,568
Graphic Packaging Holding Co.	71,625	1,081,538
Owens-Illinois, Inc. (a)	34,395	734,333
Packaging Corp. of America	21,046	1,489,846
Sealed Air Corp.	45,593	2,424,180
Silgan Holdings, Inc.	8,876	474,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Sonoco Products Co.	22,070	$ 911,050
WestRock Co.	56,729	3,577,331
		17,330,885
Metals & Mining - 1.1%
Alcoa, Inc.	283,934	2,802,429
Allegheny Technologies, Inc. (d)	23,617	503,514
Compass Minerals International, Inc.	7,315	585,200
Freeport-McMoRan, Inc.	225,926	2,654,631
Newmont Mining Corp.	114,993	1,974,430
Nucor Corp.	69,011	3,046,146
Reliance Steel & Aluminum Co.	15,926	965,116
Royal Gold, Inc.	13,984	705,073
Steel Dynamics, Inc.	52,810	1,057,784
Tahoe Resources, Inc. (d)	34,707	282,358
United States Steel Corp. (d)	31,084	605,205
		15,181,886
Paper & Forest Products - 0.4%
Domtar Corp.	13,750	559,075
International Paper Co.	91,391	4,374,887
		4,933,962
TOTAL MATERIALS		80,660,405
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	122,374	3,499,896
Frontier Communications Corp. (d)	253,829	1,198,073
Level 3 Communications, Inc. (a)	62,803	3,171,552
Zayo Group Holdings, Inc.	31,277	835,096
		8,704,617
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	27,986	3,378,470
Sprint Corp. (a)(d)	158,312	533,511
Telephone & Data Systems, Inc.	20,062	590,023
U.S. Cellular Corp. (a)	2,532	94,241
		4,596,245
TOTAL TELECOMMUNICATION SERVICES		13,300,862
Common Stocks - continued
	Shares	Value
UTILITIES - 5.5%
Electric Utilities - 2.1%
Edison International	70,711	$ 4,243,367
Entergy Corp.	38,947	2,766,016
Eversource Energy	68,888	3,425,111
FirstEnergy Corp.	91,574	3,109,853
Great Plains Energy, Inc.	33,790	882,257
Hawaiian Electric Industries, Inc.	23,586	706,401
ITC Holdings Corp.	33,629	1,135,988
OGE Energy Corp.	43,576	1,296,822
Pepco Holdings, Inc.	54,448	1,452,673
Pinnacle West Capital Corp.	23,802	1,468,821
PPL Corp.	144,933	4,610,319
Westar Energy, Inc.	28,399	1,069,222
Xcel Energy, Inc.	109,587	3,799,381
		29,966,231
Gas Utilities - 0.4%
AGL Resources, Inc.	26,118	1,255,753
Atmos Energy Corp.	21,699	1,199,955
National Fuel Gas Co.	18,242	986,345
Questar Corp.	38,530	853,054
UGI Corp.	37,605	1,374,087
		5,669,194
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	80,370	1,470,771
NRG Energy, Inc.	71,881	1,613,728
Terraform Power, Inc.	12,521	377,633
The AES Corp.	148,685	1,903,168
		5,365,300
Multi-Utilities - 2.4%
Alliant Energy Corp.	24,444	1,503,550
Ameren Corp.	52,638	2,162,369
CenterPoint Energy, Inc.	92,891	1,796,512
CMS Energy Corp.	59,656	2,043,815
Consolidated Edison, Inc.	63,383	4,030,525
DTE Energy Co.	38,920	3,131,503
MDU Resources Group, Inc.	41,639	812,377
NiSource, Inc.	68,420	1,194,613
Public Service Enterprise Group, Inc.	109,699	4,571,157
SCANA Corp.	30,325	1,661,810
Sempra Energy	53,639	5,459,377
TECO Energy, Inc.	50,471	1,116,419
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Vectren Corp.	17,591	$ 740,581
WEC Energy Group, Inc.	68,601	3,361,449
		33,586,057
Water Utilities - 0.2%
American Water Works Co., Inc.	39,011	2,025,061
Aqua America, Inc.	38,073	968,577
		2,993,638
TOTAL UTILITIES		77,580,420
TOTAL COMMON STOCKS (Cost $1,257,452,195)		1,393,693,535
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $998,938)	$ 1,000,000	999,244
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	8,588,406	8,588,406
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	60,774,561	60,774,561
TOTAL MONEY MARKET FUNDS (Cost $69,362,967)		69,362,967
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,327,814,100)		1,464,055,746
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(60,314,423)
NET ASSETS - 100%		$ 1,403,741,323
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 10,794,960	$ 114,644

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $484,633.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,364
Fidelity Securities Lending Cash Central Fund	124,491
Total	$ 128,855
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 231,940,008	$ 231,940,008	$ -	$ -
Consumer Staples	79,169,083	79,169,083	-	-
Energy	71,425,808	71,425,808	-	-
Financials	310,071,230	310,071,230	-	-
Health Care	149,767,058	149,767,058	-	-
Industrials	177,511,343	177,511,343	-	-
Information Technology	202,267,318	202,267,318	-	-
Materials	80,660,405	80,660,405	-	-
Telecommunication Services	13,300,862	13,300,862	-	-
Utilities	77,580,420	77,580,420	-	-
U.S. Government and Government Agency Obligations	999,244	-	999,244	-
Money Market Funds	69,362,967	69,362,967	-	-
Total Investments in Securities:	$ 1,464,055,746	$ 1,463,056,502	$ 999,244	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 114,644	$ 114,644	$ -	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,329,916,948. Net unrealized appreciation aggregated $134,138,798, of which $215,003,406 related to appreciated investment securities and $80,864,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015